Schedule of Investments (unaudited) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.4%
Ampol Ltd.	14,063	$260,121
APA Group(a)	76,671	471,752
Aristocrat Leisure Ltd.	36,032	759,792
ASX Ltd.	15,203	699,691
Aurizon Holdings Ltd.	137,482	304,062
Australia & New Zealand Banking Group Ltd.	178,189	2,608,473
BHP Group Ltd., Class DI	317,123	7,883,080
BlueScope Steel Ltd.	28,378	275,597
Brambles Ltd.	86,583	633,393
Cochlear Ltd.	4,363	541,961
Coles Group Ltd.	99,097	1,044,717
Commonwealth Bank of Australia	104,044	6,052,752
Computershare Ltd.	37,235	593,901
CSL Ltd.	29,448	5,355,622
Dexus	79,034	393,159
Domino’s Pizza Enterprises Ltd.	4,099	135,048
Endeavour Group Ltd.	107,538	483,290
Evolution Mining Ltd.	119,419	155,791
Fortescue Metals Group Ltd.	101,246	1,086,911
Glencore PLC	612,824	3,220,398
Goodman Group	107,219	1,083,642
GPT Group	129,031	317,567
IDP Education Ltd.	11,418	191,805
Insurance Australia Group Ltd.	147,382	435,994
Lendlease Corp. Ltd.(a)	34,964	199,894
Lottery Corp. Ltd.(b)	129,358	346,672
Macquarie Group Ltd.	21,790	2,125,835
Medibank Pvt Ltd.	164,677	368,079
Mineral Resources Ltd.	9,949	417,604
Mirvac Group	235,746	293,669
National Australia Bank Ltd.	198,384	3,673,216
Newcrest Mining Ltd.	59,268	650,714
Northern Star Resources Ltd.	61,792	309,411
Orica Ltd.	38,278	325,884
Origin Energy Ltd.	105,298	349,375
Qantas Airways Ltd.(b)	53,113	170,446
QBE Insurance Group Ltd.	84,174	624,541
Ramsay Health Care Ltd.	12,189	447,428
REA Group Ltd.	2,994	217,922
Reece Ltd.(c)	18,949	170,278
Rio Tinto Ltd.	23,464	1,419,392
Rio Tinto PLC	72,656	3,931,114
Santos Ltd.	204,776	945,972
Scentre Group	310,319	507,024
SEEK Ltd.	20,381	247,706
Sonic Healthcare Ltd.	30,007	585,292
South32 Ltd.	293,566	696,899
Stockland	137,376	287,503
Suncorp Group Ltd.	75,488	487,120
Telstra Corp. Ltd.	232,987	575,298
Transurban Group(a)	202,986	1,603,065
Treasury Wine Estates Ltd.	49,291	396,613
Vicinity Centres	223,827	249,563
Washington H Soul Pattinson & Co. Ltd.	10,991	188,956
Wesfarmers Ltd.	67,808	1,853,771
Westpac Banking Corp.	218,417	2,889,656
WiseTech Global Ltd.	7,407	242,005

Security	Shares	Value

Australia (continued)
Woodside Energy Group Ltd.	119,463	$2,440,810
Woolworths Group Ltd.	72,576	1,577,123

		66,804,369

Austria — 0.1%
Erste Group Bank AG	23,186	508,287
OMV AG	8,050	291,355
Verbund AG	4,162	355,341
voestalpine AG	8,881	150,446

		1,305,429

Belgium — 0.5%
Ageas SA/NV	9,563	348,779
Anheuser-Busch InBev SA	51,931	2,352,300
D’ieteren Group	2,016	284,055
Elia Group SA	2,515	295,943
Groupe Bruxelles Lambert NV	4,847	338,976
KBC Group NV	17,126	812,697
Proximus SADP	7,301	75,697
Sofina SA	925	159,644
Solvay SA	4,759	368,452
UCB SA	8,914	618,612
Umicore SA(c)	13,889	407,743
Warehouses De Pauw CVA	8,433	207,120

		6,270,018

Brazil — 1.2%
Ambev SA	304,175	876,265
Americanas SA	44,055	138,674
Atacadao SA	19,425	69,607
B3 SA - Brasil Bolsa Balcao	434,625	1,051,444
Banco Bradesco SA	96,205	290,879
Banco BTG Pactual SA	64,148	295,033
Banco do Brasil SA	51,395	367,002
Banco Santander Brasil SA	25,605	144,013
BB Seguridade Participacoes SA	53,016	261,132
BRF SA(b)	92,187	220,113
CCR SA	52,990	123,085
Centrais Eletricas Brasileiras SA	68,201	543,272
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	199,196
Cia Siderurgica Nacional SA	38,838	91,581
Cosan SA	67,148	216,343
CPFL Energia SA	19,091	119,479
Energisa SA	7,713	59,896
Engie Brasil Energia SA	6,487	46,310
Equatorial Energia SA	45,176	225,279
Hapvida Participacoes e Investimentos S/A(d)	277,566	389,514
Hypera SA	18,259	149,779
JBS SA	44,372	206,628
Klabin SA	50,466	169,800
Localiza Rent a Car SA	48,050	544,157
Lojas Renner SA	59,690	308,168
Magazine Luiza SA(b)	159,612	132,558
Natura & Co. Holding SA	92,910	253,703
Petro Rio SA(b)	52,455	267,703
Petroleo Brasileiro SA	248,852	1,526,046
Raia Drogasil SA	63,552	267,787
Rede D’Or Sao Luiz SA(d)	18,795	103,550
Rumo SA	61,506	210,708
Suzano SA	45,386	374,406
Telefonica Brasil SA	36,383	273,091
TIM SA	41,040	91,904

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
TOTVS SA	46,436	$252,653
Ultrapar Participacoes SA	45,628	99,218
Vale SA	264,981	3,538,745
Vibra Energia SA	56,729	181,407
WEG SA	95,902	571,392

		15,251,520

Canada — 8.1%
Agnico Eagle Mines Ltd.	28,579	1,207,421
Air Canada(b)(c)	13,677	164,360
Algonquin Power & Utilities Corp.(c)	39,375	430,136
Alimentation Couche-Tard, Inc.	54,357	2,188,289
AltaGas Ltd.(c)	16,709	319,943
ARC Resources Ltd.(c)	40,729	489,155
Bank of Montreal(c)	41,754	3,659,577
Bank of Nova Scotia(c)	73,881	3,513,941
Barrick Gold Corp.	106,383	1,648,865
BCE, Inc.(c)	5,059	212,124
BlackBerry Ltd.(b)(c)	50,121	236,209
Brookfield Asset Management, Inc., Class A	86,858	3,553,296
BRP, Inc.(c)	3,536	217,815
CAE, Inc.(b)(c)	28,118	431,332
Cameco Corp.(c)	22,888	607,430
Canadian Apartment Properties REIT(c)	5,093	155,222
Canadian Imperial Bank of Commerce(c)	57,552	2,518,981
Canadian National Railway Co.	37,155	4,012,584
Canadian Natural Resources Ltd.(c)	76,118	3,543,191
Canadian Pacific Railway Ltd.(c)	57,942	3,867,834
Canadian Tire Corp. Ltd., Class A	3,349	356,514
Canadian Utilities Ltd., Class A(c)	7,661	199,269
CCL Industries, Inc., Class B(c)	9,439	457,549
Cenovus Energy, Inc.(c)	82,935	1,274,030
CGI, Inc.(b)	12,679	954,493
Constellation Software, Inc.	1,342	1,867,336
Dollarama, Inc.	16,404	941,714
Emera, Inc.	19,716	797,718
Empire Co. Ltd., Class A	13,424	333,911
Enbridge, Inc.(c)	124,317	4,609,633
Fairfax Financial Holdings Ltd.	1,372	626,620
First Quantum Minerals Ltd.	34,571	586,882
FirstService Corp.(c)	2,427	288,900
Fortis, Inc.	30,481	1,158,029
Franco-Nevada Corp.	11,751	1,403,638
George Weston Ltd.(c)	4,143	433,780
GFL Environmental, Inc.(c)	10,858	274,407
Gildan Activewear, Inc.(c)	11,167	315,685
Great-West Lifeco, Inc.(c)	18,393	397,060
Hydro One Ltd.(c)(d)	22,372	547,092
iA Financial Corp., Inc.	6,622	336,481
IGM Financial, Inc.(c)	4,062	101,216
Imperial Oil Ltd.	14,693	636,181
Intact Financial Corp.(c)	10,719	1,516,963
Ivanhoe Mines Ltd., Class A(b)	38,741	249,327
Keyera Corp.(c)	19,644	404,442
Kinross Gold Corp.(c)	87,836	330,653
Lightspeed Commerce, Inc.(b)	14,179	249,532
Loblaw Cos. Ltd.	10,758	851,855
Lundin Mining Corp.	38,227	193,162
Magna International, Inc.(c)	16,754	794,795
Manulife Financial Corp.	115,059	1,805,827
Metro, Inc.	15,474	774,848
National Bank of Canada(c)	22,649	1,419,590

Security	Shares	Value

Canada (continued)
Northland Power, Inc.	14,059	$411,689
Nutrien Ltd.(c)	34,354	2,865,009
Nuvei Corp.(b)(d)	3,298	89,126
Onex Corp.	4,171	191,316
Open Text Corp.	16,171	427,410
Pan American Silver Corp.	12,045	191,485
Parkland Corp.(c)	13,910	298,068
Pembina Pipeline Corp.(c)	33,980	1,032,179
Power Corp. of Canada(c)	31,252	704,293
Quebecor, Inc., Class B(c)	9,595	176,917
Restaurant Brands International, Inc.(c)	17,538	932,922
RioCan Real Estate Investment Trust(c)	9,233	124,457
Ritchie Bros Auctioneers, Inc.	6,960	434,877
Rogers Communications, Inc., Class B	20,847	803,032
Royal Bank of Canada(c)	88,560	7,973,509
Saputo, Inc.	16,184	385,810
Shaw Communications, Inc., Class B	28,344	689,235
Shopify, Inc., Class A(b)	72,074	1,940,444
Sun Life Financial, Inc.	40,131	1,595,827
Suncor Energy, Inc.	85,873	2,418,257
TC Energy Corp.(c)	58,641	2,362,026
Teck Resources Ltd., Class B(b)	28,523	867,449
TELUS Corp.	25,862	513,552
TFI International, Inc.	4,920	445,252
Thomson Reuters Corp.	10,971	1,126,208
TMX Group Ltd.	3,964	364,619
Toromont Industries Ltd.	4,635	322,657
Toronto-Dominion Bank(c)	114,591	7,028,016
Tourmaline Oil Corp.(c)	19,348	1,005,533
West Fraser Timber Co. Ltd.	5,396	390,359
Wheaton Precious Metals Corp.	29,326	949,616
WSP Global, Inc.(c)	8,905	980,656

		100,508,642

Chile — 0.1%
Antofagasta PLC	24,306	297,840
Banco de Chile	3,300,922	290,430
Banco de Credito e Inversiones SA	2,607	66,252
Banco Santander Chile	3,205,454	111,991
Cencosud SA	73,021	92,407
Cia Cervecerias Unidas SA	4,404	23,911
Cia Sud Americana de Vapores SA	1,681,449	115,849
Empresas CMPC SA	65,894	100,276
Empresas COPEC SA	39,808	255,015
Enel Americas SA	1,282,819	135,172
Enel Chile SA	1,792,039	51,720
Falabella SA	52,829	105,356

		1,646,219

China — 9.0%
360 DigiTech, Inc.(c)	5,031	64,497
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	35,966
3SBio, Inc.(d)	95,500	67,659
AAC Technologies Holdings, Inc.(b)	49,000	76,157
Advanced Micro-Fabrication Equipment, Inc. China, Class A(b)	5,400	81,095
AECC Aviation Power Co. Ltd., Class A	7,600	44,387
Agricultural Bank of China Ltd., Class A	289,800	115,973
Agricultural Bank of China Ltd., Class H	1,746,000	522,570
Aier Eye Hospital Group Co. Ltd., Class A	21,284	85,279
Air China Ltd., Class A(b)	111,198	162,571
Air China Ltd., Class H(b)	62,000	47,155

2

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Airtac International Group	8,371	$191,522
Alibaba Group Holding Ltd.(b)	943,952	9,420,014
Alibaba Health Information Technology Ltd.(b)	214,000	97,481
A-Living Smart City Services Co. Ltd., Class H(d)	28,500	22,419
Aluminum Corp. of China Ltd., Class A	100,100	57,613
Aluminum Corp. of China Ltd., Class H	164,000	53,036
Angel Yeast Co. Ltd., Class A	6,000	34,831
Anhui Conch Cement Co. Ltd., Class A	17,700	71,158
Anhui Conch Cement Co. Ltd., Class H	89,500	282,889
Anhui Gujing Distillery Co. Ltd., Class A	1,500	57,052
Anhui Gujing Distillery Co. Ltd., Class B	8,500	125,560
Anta Sports Products Ltd.	74,400	780,961
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	54,068
Autohome, Inc., ADR(c)	3,727	107,189
AviChina Industry & Technology Co. Ltd., Class H	116,000	44,715
Baidu, Inc., Class A(b)	139,402	2,052,165
Bank of Beijing Co. Ltd., Class A	100,100	57,550
Bank of Chengdu Co. Ltd., Class A	6,800	15,543
Bank of China Ltd., Class A	311,200	134,556
Bank of China Ltd., Class H	5,053,000	1,650,285
Bank of Communications Co. Ltd., Class A	140,800	91,005
Bank of Communications Co. Ltd., Class H	468,700	247,088
Bank of Hangzhou Co. Ltd., Class A	70,800	140,906
Bank of Jiangsu Co. Ltd., Class A	103,740	107,743
Bank of Nanjing Co. Ltd., Class A	57,500	84,595
Bank of Ningbo Co. Ltd., Class A	28,160	124,074
Bank of Shanghai Co. Ltd., Class A	76,510	62,615
Baoshan Iron & Steel Co. Ltd., Class A	75,798	55,684
BBMG Corp., Class A	45,700	15,888
BeiGene Ltd., ADR(b)(c)	3,472	468,095
Beijing Capital International Airport Co. Ltd., Class H(b)	100,000	53,952
Beijing Enterprises Holdings Ltd.	21,000	58,854
Beijing Kingsoft Office Software, Inc., Class A	3,200	89,691
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,785	76,440
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	153,824	97,117
Bilibili, Inc., Class Z(b)	10,099	155,105
BOC Hong Kong Holdings Ltd.	242,500	806,486
BOE Technology Group Co. Ltd., Class A	158,600	72,458
Budweiser Brewing Co. APAC Ltd.(d)	114,100	297,123
BYD Co. Ltd., Class A	10,400	366,388
BYD Co. Ltd., Class H	49,000	1,207,142
BYD Electronic International Co. Ltd.(c)	62,500	149,353
CanSino Biologics, Inc., Class H(c)(d)	23,000	129,430
CGN Power Co. Ltd., Class H(d)	1,347,000	290,941
Changchun High & New Technology Industry Group, Inc., Class A	2,200	52,335
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	25,108
China Cinda Asset Management Co. Ltd., Class H	522,000	57,633
China CITIC Bank Corp. Ltd., Class H	869,000	344,858
China Coal Energy Co. Ltd., Class H	194,000	174,772
China Common Rich Renewable Energy Investments Ltd.(e)	11,997	—
China Communications Services Corp. Ltd., Class H	138,000	46,395
China Conch Venture Holdings Ltd.	96,000	152,654
China Construction Bank Corp., Class A	83,600	64,547
China Construction Bank Corp., Class H	5,967,000	3,444,161
China CSSC Holdings Ltd., Class A	30,600	96,574
China Energy Engineering Corp. Ltd	19,100	5,964
China Everbright Bank Co. Ltd., Class A	282,300	103,270
China Evergrande Group(b)(e)	103,000	12,153

Security	Shares	Value

China (continued)
China Feihe Ltd.(d)	213,000	$148,720
China Galaxy Securities Co. Ltd., Class A	57,500	72,168
China Galaxy Securities Co. Ltd., Class H	132,500	61,044
China Hongqiao Group Ltd.	133,000	108,875
China International Capital Corp. Ltd., Class A	6,800	32,577
China International Capital Corp. Ltd., Class H(d)	82,400	118,839
China Lesso Group Holdings Ltd.	65,000	60,164
China Life Insurance Co. Ltd., Class A	7,300	32,242
China Life Insurance Co. Ltd., Class H	650,000	831,630
China Literature Ltd.(b)(d)	21,400	60,184
China Longyuan Power Group Corp. Ltd., Class H	194,000	242,422
China Medical System Holdings Ltd.	81,000	96,490
China Meidong Auto Holdings Ltd.	36,000	56,968
China Mengniu Dairy Co. Ltd.	190,000	751,090
China Merchants Bank Co. Ltd., Class A	74,000	347,517
China Merchants Bank Co. Ltd., Class H	246,578	1,141,128
China Merchants Securities Co. Ltd., Class A	26,300	45,290
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	75,501
China Minsheng Banking Corp. Ltd., Class A	159,000	75,394
China Minsheng Banking Corp. Ltd., Class H(c)	770,680	220,375
China National Building Material Co. Ltd., Class H	228,000	173,605
China National Nuclear Power Co. Ltd., Class A	127,500	104,061
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	28,509
China Oilfield Services Ltd., Class H	64,000	63,381
China Overseas Land & Investment Ltd.	245,500	638,674
China Overseas Property Holdings Ltd.	85,000	73,711
China Pacific Insurance Group Co. Ltd., Class A	73,000	207,094
China Pacific Insurance Group Co. Ltd., Class H	156,800	287,943
China Petroleum & Chemical Corp., Class A	186,500	112,071
China Petroleum & Chemical Corp., Class H	1,624,400	693,662
China Railway Group Ltd., Class A	122,200	89,310
China Railway Group Ltd., Class H	230,000	112,955
China Resources Cement Holdings Ltd.	122,000	56,350
China Resources Gas Group Ltd.	48,000	152,190
China Resources Land Ltd.	207,111	811,230
China Resources Mixc Lifestyle Services Ltd.(d)	19,400	74,046
China Ruyi Holdings Ltd.(b)(c)	596,000	126,474
China Shenhua Energy Co. Ltd., Class A	31,800	140,552
China Shenhua Energy Co. Ltd., Class H	202,000	601,083
China Southern Airlines Co. Ltd., Class H(b)	152,000	79,995
China State Construction Engineering Corp. Ltd., Class A	105,700	75,970
China State Construction International Holdings Ltd.	188,000	189,444
China Suntien Green Energy Corp. Ltd., Class H	182,000	66,387
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	91,768
China Tourism Group Duty Free Corp. Ltd., Class A	7,000	192,102
China Tower Corp. Ltd., Class H(d)	2,650,000	283,131
China United Network Communications Ltd., Class A	225,300	105,503
China Vanke Co. Ltd., Class A	62,901	156,926
China Vanke Co. Ltd., Class H	86,200	156,001
China Yangtze Power Co. Ltd., Class A	90,600	288,039
China Zheshang Bank Co. Ltd., Class A(b)	198,400	82,684
Chinasoft International Ltd.	150,000	91,626
Chongqing Changan Automobile Co. Ltd., Class A	55,510	97,252
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,700	44,645
Chow Tai Fook Jewellery Group Ltd.	165,800	311,601
CIFI Holdings Group Co. Ltd.(c)	185,640	18,758
CITIC Ltd.	315,000	296,780

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CITIC Securities Co. Ltd., Class A	36,915	$89,752
CITIC Securities Co. Ltd., Class H	171,450	290,217
CMOC Group Ltd., Class H	213,000	82,698
Contemporary Amperex Technology Co. Ltd., Class A	8,400	469,760
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	12,400	31,326
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	107,773
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	208,614
Country Garden Holdings Co. Ltd.	447,270	103,320
Country Garden Services Holdings Co. Ltd.	107,000	156,222
CRRC Corp. Ltd., Class A	206,600	135,386
CSC Financial Co. Ltd., Class A	14,300	46,124
CSPC Pharmaceutical Group Ltd.	536,400	531,666
Dali Foods Group Co. Ltd.(d)	175,500	75,576
Daqin Railway Co. Ltd., Class A	53,300	50,458
Daqo New Energy Corp., ADR(b)	4,953	262,905
Dongfeng Motor Group Co. Ltd., Class H	138,000	73,769
Dongyue Group Ltd.	93,000	92,158
East Money Information Co. Ltd., Class A	71,875	176,554
Ecovacs Robotics Co. Ltd., Class A	1,800	16,726
ENN Energy Holdings Ltd.	47,300	630,659
Eve Energy Co. Ltd., Class A	4,600	54,202
Everbright Securities Co. Ltd., Class A	28,900	53,009
Fangda Carbon New Material Co. Ltd., Class A(b)	10,420	9,057
Flat Glass Group Co. Ltd., Class A(b)	18,000	82,065
Flat Glass Group Co. Ltd., Class H(b)	16,000	38,716
Focus Media Information Technology Co. Ltd., Class A	37,300	28,754
Foshan Haitian Flavouring & Food Co. Ltd., Class A	23,810	275,459
Fosun International Ltd.	131,500	81,267
Founder Securities Co. Ltd., Class A	107,800	98,662
Foxconn Industrial Internet Co. Ltd., Class A	119,700	142,387
Futu Holdings Ltd., ADR(b)(c)	4,186	156,096
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	64,921
Fuyao Glass Industry Group Co. Ltd., Class H(d)	74,000	296,721
Ganfeng Lithium Co. Ltd., Class A	10,780	112,514
Ganfeng Lithium Co. Ltd., Class H(d)	29,040	191,838
GDS Holdings Ltd., Class A(b)	52,272	115,007
Geely Automobile Holdings Ltd.	403,000	551,502
Genscript Biotech Corp.(b)	68,000	147,203
GF Securities Co. Ltd., Class H	93,600	101,578
GigaDevice Semiconductor, Inc., Class A	980	12,765
Ginlong Technologies Co. Ltd., Class A	4,800	148,016
GoerTek, Inc., Class A	17,700	65,382
Gotion High-tech Co. Ltd., Class A	16,100	68,569
Great Wall Motor Co. Ltd., Class A	13,605	52,604
Great Wall Motor Co. Ltd., Class H	255,000	290,710
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	41,254
Greentown China Holdings Ltd.	83,500	156,717
Greentown Service Group Co. Ltd.	94,000	62,132
Guangdong Haid Group Co. Ltd., Class A	10,700	90,200
Guangzhou Automobile Group Co. Ltd., Class H	176,400	125,339
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	47,547
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	44,209
Guotai Junan Securities Co. Ltd., Class A	55,544	105,930
H World Group Ltd., ADR(c)	14,050	471,237
Haidilao International Holding Ltd.(b)(c)(d)	66,000	128,019
Haier Smart Home Co. Ltd., Class A	41,800	144,230
Haier Smart Home Co. Ltd., Class H	130,600	397,413
Haitian International Holdings Ltd.	51,000	96,512

Security	Shares	Value

China (continued)
Haitong Securities Co. Ltd., Class A	45,000	$54,403
Haitong Securities Co. Ltd., Class H	173,200	91,590
Hangzhou First Applied Material Co. Ltd., Class A	15,540	114,879
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	69,938
Hangzhou Tigermed Consulting Co. Ltd., Class H(d)	6,200	49,846
Hansoh Pharmaceutical Group Co. Ltd.(d)	56,000	88,403
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	50,635
Hengan International Group Co. Ltd.	39,000	174,362
Hengli Petrochemical Co. Ltd., Class A	26,600	62,692
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	49,692
Hoshine Silicon Industry Co. Ltd., Class A	3,800	58,152
Hua Hong Semiconductor Ltd.(b)(d)	21,000	47,565
Hualan Biological Engineering, Inc., Class A	10,800	27,380
Huaneng Power International, Inc., Class A(b)	97,400	102,981
Huaneng Power International, Inc., Class H(b)	192,000	83,259
Huatai Securities Co. Ltd., Class A	31,600	53,391
Huatai Securities Co. Ltd., Class H(d)	84,000	92,123
Huaxia Bank Co. Ltd., Class A	132,899	93,480
Huayu Automotive Systems Co. Ltd., Class A	8,300	19,110
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	134,685
Hygeia Healthcare Holdings Co. Ltd.(b)(c)(d)	21,600	120,826
Iflytek Co. Ltd., Class A	8,600	39,407
Imeik Technology Development Co. Ltd., Class A	1,400	95,783
Industrial & Commercial Bank of China Ltd., Class A	531,000	323,198
Industrial & Commercial Bank of China Ltd., Class H	3,373,000	1,582,295
Industrial Bank Co. Ltd., Class A	73,700	171,166
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	191,700	49,210
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	89,405
Inner Mongolia Yitai Coal Co. Ltd., Class B	60,200	90,346
Innovent Biologics, Inc.(b)(d)	64,000	196,692
iQIYI, Inc., ADR(b)(c)	11,889	32,219
JA Solar Technology Co. Ltd., Class A	13,160	117,666
JD Health International, Inc.(b)(d)	69,600	396,466
JD.com, Inc., Class A	133,246	3,361,554
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	105,950
Jiangsu Expressway Co. Ltd., Class H	158,000	118,622
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	41,655
Jiangsu Hengrui Medicine Co. Ltd., Class A	21,312	104,330
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	115,034
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	140,684
Jiangxi Copper Co. Ltd., Class A	43,400	92,172
Jiangxi Copper Co. Ltd., Class H	30,000	34,609
Jiangxi Zhengbang Technology Co. Ltd., Class A(b)	28,700	17,915
Jinxin Fertility Group Ltd.(d)	68,000	33,083
Jiumaojiu International Holdings Ltd.(d)	34,000	55,291
Kanzhun Ltd., ADR(b)(c)	12,811	216,250
KE Holdings, Inc., ADR(b)(c)	43,487	761,892
Kingboard Holdings Ltd.	36,500	102,751
Kingdee International Software Group Co. Ltd.(b)	154,000	200,717
Kingfa Sci & Tech Co. Ltd., Class A	25,700	33,599
Kingsoft Corp. Ltd.	49,000	129,651
Kuaishou Technology(b)(d)	124,100	795,995
Kunlun Energy Co. Ltd.	268,000	192,886
Kweichow Moutai Co. Ltd., Class A	4,816	1,258,906
Lenovo Group Ltd.(c)	442,000	305,729
Lens Technology Co. Ltd., Class A	12,300	15,847
Li Auto, Inc., ADR(b)(c)	33,569	772,423
Li Ning Co. Ltd.	147,000	1,115,419

4

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lingyi iTech Guangdong Co., Class A(b)	7,000	$4,347
Longfor Group Holdings Ltd.(c)(d)	91,500	262,289
LONGi Green Energy Technology Co. Ltd., Class A	27,216	181,356
Lufax Holding Ltd., ADR(c)	63,450	161,163
Luxshare Precision Industry Co. Ltd., Class A	18,129	74,273
Luzhou Laojiao Co. Ltd., Class A	4,900	158,127
Mango Excellent Media Co. Ltd., Class A	11,800	41,055
Maxscend Microelectronics Co. Ltd., Class A	3,744	46,122
Meituan, Class B(b)(d)	272,400	5,724,879
Metallurgical Corp. of China Ltd., Class A	138,300	57,665
Microport Scientific Corp.(b)(c)	37,000	63,055
Ming Yuan Cloud Group Holdings Ltd.(c)	84,000	49,415
Minth Group Ltd.	32,000	70,272
MMG Ltd.(b)	232,000	55,206
Montage Technology Co. Ltd., Class A	11,000	80,143
Muyuan Foods Co. Ltd., Class A	19,046	145,245
Nanjing Securities Co. Ltd., Class A	33,000	35,050
NARI Technology Co. Ltd., Class A	21,888	75,815
NAURA Technology Group Co. Ltd., Class A	1,100	42,693
NetEase, Inc.	135,825	2,049,521
New China Life Insurance Co. Ltd., Class A	7,700	28,954
New China Life Insurance Co. Ltd., Class H	66,500	126,647
New Hope Liuhe Co. Ltd., Class A(b)	12,700	24,679
New Oriental Education & Technology Group, Inc.(b)	81,220	198,428
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,000	9,305
NIO, Inc., ADR(b)(c)	90,213	1,422,659
Nongfu Spring Co. Ltd., Class H(c)(d)	132,400	765,702
Orient Securities Co. Ltd., Class A	34,368	36,824
Ovctek China, Inc., Class A	10,800	62,276
People’s Insurance Co. Group of China Ltd., Class H	496,000	143,701
PetroChina Co. Ltd., Class H	1,084,000	443,128
Pharmaron Beijing Co. Ltd., Class H(d)	13,200	63,858
PICC Property & Casualty Co. Ltd., Class H	498,298	515,282
Pinduoduo, Inc., ADR(b)	30,238	1,892,294
Ping An Bank Co. Ltd., Class A	69,600	115,184
Ping An Healthcare & Technology Co. Ltd.(b)(c)(d)	25,800	48,517
Ping An Insurance Group Co. of China Ltd., Class A	49,000	284,154
Ping An Insurance Group Co. of China Ltd., Class H	407,500	2,032,934
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	108,253
Pop Mart International Group Ltd.(c)(d)	41,400	75,705
Postal Savings Bank of China Co. Ltd., Class A	132,700	82,635
Postal Savings Bank of China Co. Ltd., Class H(d)	453,000	266,257
Power Construction Corp. of China Ltd., Class A	63,300	61,399
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	33,700	112,330
RLX Technology, Inc., ADR(b)(c)	33,312	34,978
Rongsheng Petrochemical Co. Ltd., Class A	35,850	69,181
SAIC Motor Corp. Ltd., Class A	30,300	60,396
Sangfor Technologies, Inc., Class A	3,500	48,865
Sany Heavy Equipment International Holdings Co. Ltd.	28,000	27,173
Sany Heavy Industry Co. Ltd., Class A	32,700	63,256
SDIC Power Holdings Co. Ltd., Class A	89,700	134,632
Seazen Group Ltd.(b)	108,000	25,127
Seazen Holdings Co. Ltd., Class A(b)	17,500	42,693
SF Holding Co. Ltd., Class A	15,900	104,894
SG Micro Corp., Class A	3,750	73,732
Shaanxi Coal Industry Co. Ltd., Class A	92,100	293,734
Shandong Gold Mining Co. Ltd., Class A	29,204	70,260
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	118,934
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	176,835

Security	Shares	Value

China (continued)
Shanghai Baosight Software Co. Ltd., Class B	62,140	$180,236
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	43,498
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	69,000	166,572
Shanghai International Airport Co. Ltd., Class A(b)	11,200	90,234
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	47,573
Shanghai M&G Stationery, Inc., Class A	29,000	182,884
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	85,503
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	93,521
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,400	72,752
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	236,731
Shengyi Technology Co. Ltd., Class A	17,700	32,387
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	68,964
Shenzhen Dynanonic Co. Ltd., Class A	600	23,563
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	78,329
Shenzhen International Holdings Ltd.	40,500	30,872
Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	31,806
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	179,649
Shenzhen Transsion Holdings Co. Ltd., Class A	6,290	51,003
Shenzhou International Group Holdings Ltd.	51,400	396,888
Shimao Group Holdings Ltd.(e)	51,000	14,618
Silergy Corp.	25,000	326,049
Sinopharm Group Co. Ltd., Class H	131,200	261,847
Sinotruk Hong Kong Ltd.	49,500	41,131
Smoore International Holdings Ltd.(c)(d)	96,000	113,889
Sunac China Holdings Ltd.(e)	130,000	33,123
Sungrow Power Supply Co. Ltd., Class A	3,800	58,466
Sunny Optical Technology Group Co. Ltd.	47,800	454,273
Sunwoda Electronic Co. Ltd., Class A	15,800	51,252
Suzhou Maxwell Technologies Co. Ltd., Class A	1,900	128,634
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	9,900	91,500
TAL Education Group, ADR(b)	19,208	94,888
TBEA Co. Ltd., Class A	36,500	110,067
TCL Technology Group Corp., Class A	78,200	39,670
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,100	113,043
Tencent Holdings Ltd.	385,000	13,003,879
Tencent Music Entertainment Group, ADR(b)(c)	28,714	116,579
Thunder Software Technology Co. Ltd., Class A	6,000	88,323
Tianqi Lithium Corp., Class A(b)	20,900	292,187
Tingyi Cayman Islands Holding Corp.	118,000	203,209
Tongcheng Travel Holdings Ltd.(b)	52,400	102,259
Tongwei Co. Ltd., Class A	28,200	184,430
Topchoice Medical Corp., Class A(b)	900	16,049
Topsports International Holdings Ltd.(d)	81,000	56,622
TravelSky Technology Ltd., Class H	59,000	90,304
Trina Solar Co. Ltd., Class A	13,277	118,527
Trip.com Group Ltd., ADR(b)(c)	30,631	836,533
Tsingtao Brewery Co. Ltd., Class H	42,000	395,966
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	138,266
Uni-President China Holdings Ltd.	82,000	68,709
Unisplendour Corp. Ltd., Class A	20,160	44,650
Vipshop Holdings Ltd., ADR(b)(c)	37,633	316,494
Walvax Biotechnology Co. Ltd., Class A	8,600	44,476

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wanhua Chemical Group Co. Ltd., Class A	14,700	$188,861
Want Want China Holdings Ltd.	320,000	208,981
Weibo Corp., ADR(b)(c)	2,166	37,039
Weichai Power Co. Ltd., Class A	33,300	44,764
Weichai Power Co. Ltd., Class H	115,800	109,704
Wens Foodstuffs Group Co. Ltd., Class A(b)	20,160	57,826
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	61,780
Wilmar International Ltd.(c)	143,800	382,564
Wingtech Technology Co. Ltd., Class A	4,238	28,090
Wuchan Zhongda Group Co. Ltd., Class A	25,699	14,774
Wuliangye Yibin Co. Ltd., Class A	13,700	323,688
WuXi AppTec Co. Ltd., Class A	12,936	128,891
WuXi AppTec Co. Ltd., Class H(d)	21,041	168,048
Wuxi Biologics Cayman, Inc.(b)(d)	214,500	1,276,885
Wuxi Shangji Automation Co. Ltd., Class A	7,500	140,708
Xiaomi Corp., Class B(b)(d)	995,800	1,127,615
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,400	101,911
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,800	18,221
Xinyi Solar Holdings Ltd.	292,000	306,640
XPeng, Inc., ADR(b)(c)	26,067	311,501
Xtep International Holdings Ltd.	189,500	199,458
Yadea Group Holdings Ltd.(d)	68,000	108,683
Yankuang Energy Group Co. Ltd., Class A	5,900	41,351
Yankuang Energy Group Co. Ltd., Class H	102,000	368,291
Yihai International Holding Ltd.	23,000	48,435
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	72,995
Yonyou Network Technology Co. Ltd., Class A	7,800	19,111
Yum China Holdings, Inc.(c)	28,401	1,344,219
Yunnan Baiyao Group Co. Ltd., Class A	12,460	91,220
Yunnan Energy New Material Co. Ltd., Class A	2,300	55,889
Zai Lab Ltd., ADR(b)(c)	7,365	251,883
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	59,477
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	33,137
Zhejiang Expressway Co. Ltd., Class H	54,000	36,695
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	33,755
Zhejiang NHU Co. Ltd., Class A	11,060	34,320
Zheshang Securities Co. Ltd., Class A	44,700	58,979
ZhongAn Online P&C Insurance Co. Ltd., Class H(b)(d)	42,400	94,498
Zhongsheng Group Holdings Ltd.	63,500	251,799
Zhongtai Securities Co. Ltd., Class A	42,200	38,837
Zhuzhou CRRC Times Electric Co. Ltd., Class A	1,831	13,802
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	118,876
Zijin Mining Group Co. Ltd., Class A	145,900	159,329
Zijin Mining Group Co. Ltd., Class H	308,000	298,118
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	105,800	36,604
ZTE Corp., Class H	14,400	25,716
ZTO Express Cayman, Inc., ADR(c)	27,570	662,507

		111,307,097

Colombia — 0.0%
Bancolombia SA	7,812	52,702
Ecopetrol SA	471,350	212,056
Interconexion Electrica SA ESP	24,518	87,754

		352,512

Security	Shares	Value

Czech Republic — 0.0%
CEZ A/S	10,005	$342,846
Komercni Banka A/S	3,800	95,041
Moneta Money Bank A/S(d)	25,594	71,999

		509,886

Denmark — 1.6%
AP Moller - Maersk A/S, Class A	185	326,851
AP Moller - Maersk A/S, Class B	287	521,544
Carlsberg A/S, Class B	5,820	680,570
Chr Hansen Holding A/S	6,994	344,519
Coloplast A/S, Class B	8,750	889,213
Danske Bank A/S	52,839	657,669
Demant A/S(b)	6,675	165,015
DSV A/S	11,192	1,311,114
Genmab A/S(b)	4,053	1,303,864
GN Store Nord A/S	6,294	110,249
Novo Nordisk A/S, Class B	102,802	10,240,909
Novozymes A/S, B Shares	11,920	599,005
Orsted A/S(d)	11,866	945,729
Pandora A/S	6,009	281,019
ROCKWOOL A/S, B Shares	484	76,345
Tryg A/S	20,999	433,501
Vestas Wind Systems A/S	60,377	1,111,713

		19,998,829

Egypt — 0.0%
Commercial International Bank Egypt SAE	101,009	129,685

Finland — 0.8%
Elisa OYJ	8,704	394,370
Fortum OYJ	37,460	503,352
Kesko OYJ, B Shares	19,320	360,453
Kone OYJ, Class B	20,051	772,535
Neste OYJ	25,294	1,102,553
Nokia OYJ	339,585	1,457,859
Nordea Bank Abp	211,384	1,809,072
Orion OYJ, Class B	6,376	268,477
Sampo OYJ, A Shares	32,437	1,384,787
Stora Enso OYJ, R Shares	31,145	395,649
UPM-Kymmene OYJ	37,121	1,178,014
Wartsila OYJ Abp	30,424	194,346

		9,821,467

France — 6.7%
Accor SA(b)	10,412	217,981
Aeroports de Paris(b)(c)	3,116	360,086
Air Liquide SA	31,265	3,573,561
Airbus SE	35,340	3,046,321
Alstom SA(c)	18,995	307,258
Amundi SA(d)	4,353	181,219
Arkema SA	4,546	331,308
AXA SA	111,744	2,439,696
BioMerieux	1,981	156,697
BNP Paribas SA	69,122	2,919,660
Bollore SE	63,891	293,136
Bouygues SA	12,024	314,530
Bureau Veritas SA	17,584	393,486
Capgemini SE	9,791	1,567,543
Carrefour SA	36,650	508,302
Cie de Saint-Gobain	29,763	1,064,194
Cie Generale des Etablissements Michelin SCA	46,477	1,041,350
Covivio	2,326	112,052
Credit Agricole SA	72,364	587,453

6

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Danone SA	38,383	$1,814,951
Dassault Aviation SA	1,270	144,489
Dassault Systemes SE	46,319	1,599,166
Edenred	14,658	675,305
Eiffage SA	4,993	400,404
Electricite de France SA	33,513	388,665
Engie SA	109,200	1,256,880
EssilorLuxottica SA	18,785	2,553,310
Eurazeo SE	2,062	107,598
Gecina SA	2,235	175,044
Getlink SE	26,306	407,936
Hermes International	1,894	2,227,570
Ipsen SA	1,966	181,953
Kering SA	4,763	2,112,622
Klepierre SA	10,557	183,536
La Francaise des Jeux SAEM(d)	9,840	291,893
Legrand SA	17,397	1,124,874
L’Oreal SA	14,810	4,735,379
LVMH Moet Hennessy Louis Vuitton SE	17,396	10,256,241
Orange SA	128,442	1,161,698
Pernod Ricard SA	13,224	2,425,997
Publicis Groupe SA	13,544	641,751
Remy Cointreau SA	1,607	266,679
Renault SA(b)	15,194	411,089
Safran SA	21,703	1,974,750
Sanofi	69,702	5,307,562
Sartorius Stedim Biotech	1,548	474,828
Schneider Electric SE	33,481	3,781,704
SEB SA	2,025	127,374
Societe Generale SA	50,148	991,732
Sodexo SA	5,562	417,708
Teleperformance	3,672	931,527
Thales SA	7,377	812,901
TotalEnergies SE	156,462	7,340,344
Ubisoft Entertainment SA(b)	8,158	224,202
Unibail-Rodamco-Westfield(b)(c)	8,442	349,329
Valeo	13,865	209,498
Veolia Environnement SA	38,829	742,107
Vinci SA	33,298	2,692,500
Vivendi SE	63,709	494,164
Wendel SE	1,358	97,199
Worldline SA(b)(d)	14,715	581,621

		82,511,913

Germany — 4.3%
Adidas AG	11,543	1,326,998
Allianz SE, Registered Shares	25,332	3,990,658
BASF SE	59,177	2,271,117
Bayer AG, Registered Shares	62,004	2,856,804
Bayerische Motoren Werke AG	20,613	1,397,098
Bechtle AG	3,951	142,034
Beiersdorf AG	6,027	592,227
Brenntag SE	9,044	546,728
Carl Zeiss Meditec AG	2,201	228,627
Commerzbank AG(b)	63,644	453,082
Continental AG, Class A	6,673	296,103
Covestro AG(d)	10,778	308,161
Daimler Truck Holding AG(b)	27,965	632,217
Delivery Hero SE(b)(d)	11,292	412,465
Deutsche Bank AG, Registered Shares	127,545	944,340
Deutsche Boerse AG	12,450	2,040,887
Deutsche Lufthansa AG, Registered Shares(b)	31,510	181,124

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered Shares	62,889	$1,895,452
Deutsche Telekom AG, Registered Shares	208,840	3,554,804
E.ON SE	135,616	1,041,907
Evonik Industries AG	11,562	193,636
Fresenius Medical Care AG & Co. KGaA	13,963	393,380
Fresenius SE & Co. KGaA	28,414	605,650
GEA Group AG	9,011	291,623
Hannover Rueck SE	4,414	661,682
HeidelbergCement AG	8,451	333,849
HelloFresh SE(b)	8,678	181,647
Henkel AG & Co. KGaA	6,213	352,111
Infineon Technologies AG	77,894	1,704,634
KION Group AG	4,239	81,182
Knorr-Bremse AG	6,249	268,352
LEG Immobilien SE	4,537	270,812
Mercedes-Benz Group AG, Registered Shares	51,011	2,579,475
Merck KGaA	8,011	1,296,827
MTU Aero Engines AG	3,134	468,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	9,144	2,201,149
Nemetschek SE	3,453	163,902
Puma SE	6,996	323,636
Rational AG	246	119,143
Rheinmetall AG	2,535	390,307
RWE AG	38,408	1,411,724
SAP SE	63,952	5,211,777
Scout24 SE(d)	4,929	246,994
Siemens AG, Registered Shares	46,991	4,593,034
Siemens Energy AG(b)	32,988	363,223
Siemens Healthineers AG(d)	17,697	759,121
Symrise AG	9,208	897,894
Telefonica Deutschland Holding AG	78,736	159,190
Uniper SE	5,363	20,241
United Internet AG, Registered Shares	4,660	87,113
Volkswagen AG	1,951	317,953
Vonovia SE	45,587	983,848
Zalando SE(b)(c)(d)	13,284	259,476

		53,305,808

Greece — 0.1%
Alpha Services & Holdings SA(b)	109,264	85,775
Eurobank Ergasias Services & Holdings SA(b)	150,627	125,730
FF Group(b)(e)	205	2
Hellenic Telecommunications Organization SA	12,770	185,428
JUMBO SA	4,656	61,991
Mytilineos SA	12,016	164,109
National Bank of Greece SA(b)	18,708	55,083
OPAP SA	11,603	139,148
Public Power Corp. SA(b)	12,105	61,475

		878,741

Hong Kong — 2.0%
AIA Group Ltd.	734,200	6,112,878
Alibaba Pictures Group Ltd.(b)	480,000	24,606
Beijing Enterprises Water Group Ltd.	232,000	53,205
Bosideng International Holdings Ltd.	234,000	115,395
China Everbright Environment Group Ltd.	146,629	60,701
China Gas Holdings Ltd.	181,000	216,486
China Jinmao Holdings Group Ltd.	192,000	39,054
China Merchants Port Holdings Co. Ltd.	65,720	82,545
China Power International Development Ltd.	424,000	167,851
China Resources Beer Holdings Co. Ltd.	96,000	665,926
China Resources Power Holdings Co. Ltd.	120,000	185,303

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
China Taiping Insurance Holdings Co. Ltd.	72,672	$60,915
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	61,925
CK Asset Holdings Ltd.	115,508	693,439
CK Hutchison Holdings Ltd.	167,508	922,340
CK Infrastructure Holdings Ltd.	41,500	211,663
CLP Holdings Ltd.	98,000	740,658
COSCO SHIPPING Ports Ltd.	134,000	84,340
ESR Group Ltd.(d)	124,200	312,409
Far East Horizon Ltd.	141,000	95,057
Galaxy Entertainment Group Ltd.	128,000	752,370
Guangdong Investment Ltd.	164,000	131,006
Hang Lung Properties Ltd.	113,000	185,561
Hang Seng Bank Ltd.	45,700	694,297
Henderson Land Development Co. Ltd.	74,800	209,456
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)(c)	179,500	125,770
HKT Trust & HKT Ltd., Class SS(a)	222,900	261,063
Hong Kong & China Gas Co. Ltd.(c)	669,176	589,444
Hong Kong Exchanges & Clearing Ltd.	74,894	2,560,057
Hongkong Land Holdings Ltd.(c)	77,800	341,855
Hopson Development Holdings Ltd.	41,140	43,081
Hutchmed China Ltd., ADR(b)(c)	6,525	57,811
Jardine Matheson Holdings Ltd.	12,000	606,696
Kingboard Laminates Holdings Ltd.	42,500	38,079
Link REIT	137,200	957,726
MTR Corp. Ltd.	90,500	415,110
New World Development Co. Ltd.	84,166	239,039
Nine Dragons Paper Holdings Ltd.	196,000	121,609
Orient Overseas International Ltd.	10,000	174,031
Power Assets Holdings Ltd.	103,500	518,822
Sino Biopharmaceutical Ltd.	643,750	301,681
Sino Land Co. Ltd.	240,800	316,731
SITC International Holdings Co. Ltd.	73,000	133,877
Sun Hung Kai Properties Ltd.	93,000	1,026,373
Swire Pacific Ltd., Class A	22,500	168,177
Swire Properties Ltd.	79,200	170,381
Techtronic Industries Co., Ltd.	85,500	815,852
Vinda International Holdings Ltd.	31,000	72,857
WH Group Ltd.(d)	804,000	505,666
Wharf Holdings Ltd.	94,000	300,613
Wharf Real Estate Investment Co. Ltd.	99,000	448,805
Xinyi Glass Holdings Ltd.(c)	136,000	196,681
Yuexiu Property Co. Ltd.	135,000	162,670

		24,549,943

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	39,733	220,666
OTP Bank Nyrt	15,236	277,951
Richter Gedeon Nyrt	8,007	137,144

		635,761

India — 4.4%
ACC Ltd.	4,939	145,998
Adani Enterprises Ltd.	17,343	731,955
Adani Green Energy Ltd.(b)	18,975	522,240
Adani Ports & Special Economic Zone Ltd.	27,638	276,900
Adani Power Ltd.(b)	46,031	209,255
Adani Total Gas Ltd.	17,595	717,486
Adani Transmission Ltd.(b)	16,094	644,943
Ambuja Cements Ltd.	50,659	319,470
Apollo Hospitals Enterprise Ltd.	6,490	347,237
Asian Paints Ltd.	22,255	909,821

Security	Shares	Value

India (continued)
AU Small Finance Bank Ltd.(d)	16,688	$126,085
Aurobindo Pharma Ltd.	13,516	84,373
Avenue Supermarts Ltd.(b)(d)	10,792	577,360
Axis Bank Ltd.	134,197	1,199,913
Bajaj Auto Ltd.	3,300	142,386
Bajaj Finance Ltd.	16,289	1,455,389
Bajaj Finserv Ltd.	35,522	726,302
Balkrishna Industries Ltd.	5,542	127,557
Bandhan Bank Ltd.(b)(d)	8,600	27,962
Berger Paints India Ltd.	32,823	247,711
Bharat Electronics Ltd.	301,140	371,354
Bharat Forge Ltd.	11,954	101,426
Bharat Petroleum Corp. Ltd.	77,259	287,659
Bharti Airtel Ltd.	149,139	1,459,620
Biocon Ltd.	19,164	68,255
Britannia Industries Ltd.	5,452	256,548
Cholamandalam Investment & Finance Co. Ltd.	22,203	198,407
Cipla Ltd.	34,393	468,898
Coal India Ltd.	119,356	309,300
Colgate-Palmolive India Ltd.	6,248	124,834
Container Corp. Of India Ltd.	29,519	256,649
Dabur India Ltd.	37,975	266,120
Divi’s Laboratories Ltd.	7,214	326,611
DLF Ltd.	33,599	145,893
Dr Reddy’s Laboratories Ltd.	3,124	165,363
Dr Reddy’s Laboratories Ltd., ADR(c)	4,517	236,420
Eicher Motors Ltd.	9,970	446,650
GAIL India Ltd.	119,551	127,055
Godrej Consumer Products Ltd.(b)	26,503	295,150
Godrej Properties Ltd.(b)	7,174	104,186
Grasim Industries Ltd.	15,713	321,739
Havells India Ltd.	16,163	266,675
HCL Technologies Ltd.	64,897	737,040
HDFC Life Insurance Co. Ltd.(d)	55,202	358,041
Hero MotoCorp Ltd.	7,430	231,257
Hindalco Industries Ltd.	85,181	403,772
Hindustan Petroleum Corp. Ltd.	82,865	218,923
Hindustan Unilever Ltd.	54,589	1,800,306
Housing Development Finance Corp. Ltd.	107,354	2,995,125
ICICI Bank Ltd.	284,917	2,991,416
ICICI Bank Ltd., ADR(c)	22,806	478,242
ICICI Lombard General Insurance Co. Ltd.(d)	10,963	154,481
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	137,939
Indian Oil Corp. Ltd.	142,183	116,291
Indian Railway Catering & Tourism Corp. Ltd.	14,747	126,666
Indraprastha Gas Ltd.	14,609	71,033
Indus Towers Ltd.	41,213	99,484
Info Edge India Ltd.	4,063	190,959
Infosys Ltd.	103,442	1,773,233
Infosys Ltd., ADR(c)	97,713	1,658,190
InterGlobe Aviation Ltd.(b)(d)	5,982	135,703
ITC Ltd.	176,351	716,731
Jindal Steel & Power Ltd.	43,922	228,916
JSW Steel Ltd.	49,283	380,006
Jubilant Foodworks Ltd.	20,145	152,723
Kotak Mahindra Bank Ltd.	40,712	903,582
Larsen & Toubro Infotech Ltd.(d)	2,827	153,144
Larsen & Toubro Ltd.	22,129	499,569
Larsen & Toubro Ltd., GDR, Registered Shares	18,237	412,066
Lupin Ltd.	11,830	98,450
Mahindra & Mahindra Ltd.	34,831	538,900
Mahindra & Mahindra Ltd., GDR(f)	27,036	417,503

8

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Marico Ltd.	30,883	$203,306
Maruti Suzuki India Ltd.	7,224	779,806
Mindtree Ltd.	3,781	144,871
Mphasis Ltd.	4,649	117,892
MRF Ltd.	105	104,872
Muthoot Finance Ltd.	8,240	104,558
Nestle India Ltd.	2,018	473,315
NTPC Ltd.	269,224	525,811
Oil & Natural Gas Corp. Ltd.	161,872	250,749
Page Industries Ltd.	367	227,513
Petronet LNG Ltd.	71,896	175,791
PI Industries Ltd.	5,213	191,017
Pidilite Industries Ltd.	9,792	321,791
Piramal Pharma Ltd.(b)	38,448	100,890
Power Grid Corp. of India Ltd.	187,670	487,287
Reliance Industries Ltd.	186,105	5,401,153
Samvardhana Motherson International Ltd.	67,315	89,566
SBI Cards & Payment Services Ltd.	14,099	157,278
SBI Life Insurance Co. Ltd.(d)	25,554	390,535
Shree Cement Ltd.	685	176,131
Shriram Transport Finance Co. Ltd.	13,178	192,702
Siemens Ltd.	4,979	168,663
SRF Ltd.	8,155	248,974
State Bank of India	46,979	304,238
State Bank of India, GDR, Registered Shares(f)	5,712	367,705
Sun Pharmaceutical Industries Ltd.	58,495	679,351
Tata Consultancy Services Ltd.	61,269	2,245,441
Tata Consumer Products Ltd.	34,238	336,597
Tata Elxsi Ltd.	2,653	276,151
Tata Motors Ltd.(b)	76,613	376,945
Tata Motors Ltd., ADR(b)(c)	6,008	145,754
Tata Power Co. Ltd.	80,464	212,242
Tata Steel Ltd.	502,200	606,294
Tech Mahindra Ltd.	35,194	431,992
Titan Co. Ltd.	21,541	684,947
Torrent Pharmaceuticals Ltd.	5,320	101,431
Trent Ltd.	10,835	187,887
UltraTech Cement Ltd.	5,995	458,575
United Spirits Ltd.(b)	18,510	190,624
UPL Ltd.	26,481	217,223
Vedanta Ltd.	46,448	152,424
Wipro Ltd.	91,303	438,109
Wipro Ltd., ADR(c)	13,184	62,097
Yes Bank Ltd.(b)	558,202	106,747
Zomato Ltd.(b)	104,805	79,308

		55,021,399

Indonesia — 0.6%
Adaro Energy Indonesia Tbk PT	1,157,300	298,446
Adaro Minerals Indonesia Tbk PT(b)	450,100	52,915
Aneka Tambang Tbk	614,000	77,800
Astra International Tbk PT	1,374,600	594,857
Bank Central Asia Tbk PT	3,316,600	1,851,457
Bank Jago Tbk PT(b)	244,900	105,597
Bank Mandiri Persero Tbk PT	1,163,700	714,559
Bank Negara Indonesia Persero Tbk PT	405,600	237,234
Bank Rakyat Indonesia Persero Tbk PT	4,077,628	1,193,410
Barito Pacific Tbk PT	1,669,600	86,950
Charoen Pokphand Indonesia Tbk PT	335,800	124,595
Gudang Garam Tbk PT	22,300	33,563
Indah Kiat Pulp & Paper Tbk PT	126,800	74,916
Indofood CBP Sukses Makmur Tbk PT	165,500	93,966

Security	Shares	Value

Indonesia (continued)
Indofood Sukses Makmur Tbk PT	261,000	$103,127
Kalbe Farma Tbk PT	858,400	102,959
Merdeka Copper Gold Tbk PT(b)	1,022,478	263,190
Sarana Menara Nusantara Tbk PT	1,534,700	124,069
Semen Indonesia Persero Tbk PT	106,000	51,836
Sumber Alfaria Trijaya Tbk PT	1,597,100	250,639
Telkom Indonesia Persero Tbk PT	2,961,300	863,058
Tower Bersama Infrastructure Tbk PT	167,400	31,017
Unilever Indonesia Tbk PT	374,500	118,459
United Tractors Tbk PT	157,700	338,605
Vale Indonesia Tbk PT(b)	377,500	157,362

		7,944,586

Ireland — 0.6%
AerCap Holdings NV(b)(c)	9,403	398,029
CRH PLC	48,635	1,563,705
Experian PLC	55,052	1,611,514
Flutter Entertainment PLC(b)	11,708	1,290,593
James Hardie Industries PLC	24,951	490,101
Kerry Group PLC, Class A	11,022	982,416
Kingspan Group PLC	9,649	434,732
Smurfit Kappa Group PLC	13,618	389,464

		7,160,554

Isle of Man — 0.0%
Entain PLC	33,776	403,841

Israel — 0.5%
Azrieli Group Ltd.	2,198	150,009
Bank Hapoalim BM	81,986	692,081
Bank Leumi Le-Israel BM	94,925	810,732
Bezeq The Israeli Telecommunication Corp. Ltd.	149,787	244,856
Check Point Software Technologies Ltd.(b)(c)	6,300	705,726
CyberArk Software Ltd.(b)(c)	2,248	337,065
Elbit Systems Ltd.	1,528	289,301
ICL Group Ltd.	53,347	427,547
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	73,958	372,402
Mizrahi Tefahot Bank Ltd.	8,958	313,611
Nice Ltd.(b)	3,741	703,957
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	81,782	659,981
Tower Semiconductor Ltd.(b)	7,458	325,551
Wix.com Ltd.(b)(c)	3,161	247,285
ZIM Integrated Shipping Services Ltd.(c)	5,331	125,278

		6,405,385

Italy — 1.2%
Amplifon SpA	11,525	300,276
Assicurazioni Generali SpA	68,858	940,210
Atlantia SpA	30,586	674,900
Davide Campari-Milano NV	28,673	253,686
DiaSorin SpA	2,093	233,563
Enel SpA	513,378	2,105,478
Eni SpA	150,898	1,603,849
Ferrari NV	8,103	1,500,560
FinecoBank Banca Fineco SpA	35,576	439,381
Infrastrutture Wireless Italiane SpA(d)	18,443	160,907
Intesa Sanpaolo SpA	1,082,127	1,788,772
Mediobanca Banca di Credito Finanziario SpA(c)	36,189	283,169
Moncler SpA	12,272	500,999
Nexi SpA(b)(d)	23,897	193,043
Poste Italiane SpA(d)	30,940	233,752
Prysmian SpA	15,715	450,138
Recordati Industria Chimica e Farmaceutica SpA	10,505	384,467

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Snam SpA	114,313	$462,045
Telecom Italia SpA(b)	791,287	146,362
Terna - Rete Elettrica Nazionale	104,426	636,009
UniCredit SpA	130,837	1,324,605

		14,616,171

Japan — 13.9%
Advantest Corp.	14,100	651,147
Aeon Co. Ltd.	39,100	730,134
AGC, Inc.	10,600	329,997
Aisin Corp.	14,100	362,930
Ajinomoto Co., Inc.	37,100	1,013,991
ANA Holdings, Inc.(b)	9,300	174,953
Asahi Group Holdings Ltd.	27,200	847,989
Asahi Intecc Co. Ltd.	13,000	207,328
Asahi Kasei Corp.(c)	75,000	497,048
Astellas Pharma, Inc.	109,800	1,454,552
Azbil Corp.	6,700	174,650
Bandai Namco Holdings, Inc.	11,900	775,502
Bridgestone Corp.	34,100	1,102,825
Brother Industries Ltd.	16,500	285,063
Canon, Inc.	68,000	1,485,292
Capcom Co. Ltd.	13,400	337,377
Central Japan Railway Co.	10,800	1,267,822
Chiba Bank Ltd.	26,100	141,340
Chubu Electric Power Co., Inc.(c)	37,600	338,159
Chugai Pharmaceutical Co. Ltd.	44,100	1,101,753
Concordia Financial Group Ltd.	61,900	192,101
CyberAgent, Inc.	25,700	216,397
Dai Nippon Printing Co. Ltd.	17,600	352,602
Daifuku Co. Ltd.	5,100	239,889
Dai-ichi Life Holdings, Inc.	58,900	936,529
Daiichi Sankyo Co. Ltd.	109,200	3,052,233
Daikin Industries Ltd.	14,900	2,292,647
Daito Trust Construction Co. Ltd.	3,400	318,044
Daiwa House Industry Co. Ltd.(c)	38,500	782,805
Daiwa House REIT Investment Corp.	130	271,503
Daiwa Securities Group, Inc.(c)	95,600	375,220
Denso Corp.	25,900	1,184,230
Dentsu Group, Inc.	13,400	380,928
Disco Corp.	1,600	352,723
East Japan Railway Co.	18,100	928,249
Eisai Co. Ltd.	17,300	928,302
ENEOS Holdings, Inc.(c)	185,100	596,976
FANUC Corp.	11,500	1,614,764
Fast Retailing Co. Ltd.	3,500	1,854,804
Fuji Electric Co. Ltd.	9,100	333,523
FUJIFILM Holdings Corp.	21,500	982,008
Fujitsu Ltd.	11,800	1,293,893
GLP J-REIT	430	476,892
GMO Payment Gateway, Inc.	4,200	287,914
Hakuhodo DY Holdings, Inc.	14,000	98,570
Hamamatsu Photonics KK	8,600	368,615
Hankyu Hanshin Holdings, Inc.	16,100	484,549
Hikari Tsushin, Inc.	1,000	117,469
Hirose Electric Co. Ltd.	1,611	211,273
Hitachi Construction Machinery Co. Ltd.	6,400	118,942
Hitachi Ltd.	60,700	2,583,153
Hitachi Metals Ltd.(b)	22,300	335,497
Honda Motor Co. Ltd.(c)	97,500	2,116,313
Hoshizaki Corp.	5,800	161,764
Hoya Corp.	23,200	2,235,518

Security	Shares	Value

Japan (continued)
Hulic Co. Ltd.	24,000	$176,826
Ibiden Co. Ltd.	5,400	147,629
Idemitsu Kosan Co. Ltd.(c)	10,449	227,091
Iida Group Holdings Co. Ltd.	6,800	92,047
Inpex Corp.	61,600	574,548
Isuzu Motors Ltd.(c)	35,400	391,433
Ito En Ltd.	3,700	149,665
ITOCHU Corp.	71,100	1,716,205
Itochu Techno-Solutions Corp.	3,900	91,420
Japan Airlines Co. Ltd.(b)	8,200	146,846
Japan Exchange Group, Inc	30,800	416,264
Japan Metropolitan Fund Invest	418	313,840
Japan Post Bank Co. Ltd.	49,000	342,520
Japan Post Holdings Co. Ltd.	141,400	936,805
Japan Post Insurance Co. Ltd.	10,400	145,663
Japan Real Estate Investment Corp.	75	309,404
Japan Tobacco, Inc.	88,800	1,459,228
JFE Holdings, Inc.(c)	28,700	266,491
JSR Corp.(c)	12,300	233,242
Kajima Corp.(c)	21,700	205,684
Kakaku.com, Inc.	7,400	125,402
Kansai Electric Power Co., Inc.	45,300	378,996
Kao Corp.	28,900	1,175,951
KDDI Corp.	100,700	2,944,093
Keio Corp.	5,500	200,417
Keisei Electric Railway Co. Ltd.	7,700	209,765
Keyence Corp.	11,680	3,860,944
Kikkoman Corp.	8,700	493,212
Kintetsu Group Holdings Co. Ltd.	9,300	309,632
Kirin Holdings Co. Ltd.	49,200	757,962
Kobayashi Pharmaceutical Co. Ltd.	5,400	316,454
Kobe Bussan Co. Ltd.	9,400	226,138
Koei Tecmo Holdings Co. Ltd.	5,720	94,156
Koito Manufacturing Co. Ltd.	21,800	298,051
Komatsu Ltd.(c)	55,300	1,006,919
Konami Group Corp.	5,300	245,401
Kose Corp.	1,700	175,277
Kubota Corp.	64,200	892,180
Kurita Water Industries Ltd.	7,300	259,173
Kyocera Corp.	19,200	967,272
Kyowa Kirin Co. Ltd.	21,900	503,529
Lasertec Corp.	5,100	512,968
Lixil Corp.(c)	23,700	347,745
M3, Inc.	25,500	712,005
Makita Corp.	13,100	254,210
Marubeni Corp.	92,400	806,235
Mazda Motor Corp.	30,300	201,196
McDonald’s Holdings Co. Japan Ltd.	5,200	181,183
MEIJI Holdings Co. Ltd.	6,500	288,537
MINEBEA MITSUMI, Inc.	21,700	321,027
MISUMI Group, Inc.	15,700	338,059
Mitsubishi Chemical Group Corp.(c)	76,500	350,437
Mitsubishi Corp.	79,900	2,185,283
Mitsubishi Electric Corp.	118,900	1,075,813
Mitsubishi Estate Co. Ltd.	85,200	1,122,610
Mitsubishi HC Capital, Inc.	37,900	162,903
Mitsubishi Heavy Industries Ltd.	18,700	621,948
Mitsubishi UFJ Financial Group, Inc.	740,600	3,355,010
Mitsui & Co. Ltd.	83,500	1,776,860
Mitsui Chemicals, Inc.	11,000	214,410
Mitsui Fudosan Co. Ltd.	54,200	1,032,509
Mitsui OSK Lines Ltd.(c)	20,100	359,641

10

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mizuho Financial Group, Inc.	159,940	$1,731,291
MonotaRO Co. Ltd.	18,200	279,276
MS&AD Insurance Group Holdings, Inc.(c)	26,600	704,440
Murata Manufacturing Co. Ltd.	34,300	1,578,732
NEC Corp.	19,100	611,587
Nexon Co. Ltd.	32,200	568,901
NGK Insulators Ltd.	15,500	192,924
Nidec Corp.(c)	29,400	1,645,698
Nihon M&A Center Holdings, Inc.	18,700	213,875
Nintendo Co. Ltd.(c)	66,000	2,662,062
Nippon Building Fund, Inc.	127	558,860
Nippon Express Holdings, Inc.	3,800	193,150
Nippon Paint Holdings Co. Ltd.	46,800	316,130
Nippon Sanso Holdings Corp.	9,300	147,005
Nippon Shinyaku Co. Ltd.	1,900	96,941
Nippon Steel Corp.(c)	49,147	682,075
Nippon Telegraph & Telephone Corp.	76,100	2,052,593
Nippon Yusen KK(c)	28,200	478,663
Nissan Chemical Corp.	9,600	428,867
Nissan Motor Co. Ltd.	161,800	521,422
Nisshin Seifun Group, Inc.	9,000	90,904
Nissin Foods Holdings Co. Ltd.	3,500	243,284
Nitori Holdings Co. Ltd.	5,700	478,344
Nitto Denko Corp.	9,800	530,628
Nomura Holdings, Inc.(c)	226,400	750,035
Nomura Real Estate Holdings, Inc.	7,100	160,348
Nomura Real Estate Master Fund, Inc.(c)	289	319,415
Nomura Research Institute Ltd.	19,143	467,534
NTT Data Corp.	37,400	483,099
Obayashi Corp.	35,600	228,480
Obic Co. Ltd.	6,200	831,381
Odakyu Electric Railway Co. Ltd.	18,100	233,220
Oji Holdings Corp.(c)	65,600	243,418
Olympus Corp.	76,000	1,462,067
Omron Corp.	10,800	494,826
Ono Pharmaceutical Co. Ltd.	21,700	506,884
Open House Group Co. Ltd.	4,700	158,782
Oracle Corp. Japan	2,000	106,010
Oriental Land Co. Ltd.	12,000	1,627,545
ORIX Corp.(c)	77,300	1,082,900
Osaka Gas Co. Ltd.	21,600	325,641
Otsuka Corp.	5,800	180,887
Otsuka Holdings Co. Ltd.	22,900	725,126
Pan Pacific International Holdings Corp.	22,800	402,210
Panasonic Holdings Corp.	161,800	1,136,166
Persol Holdings Co. Ltd.	10,600	196,083
Rakuten Group, Inc.	53,400	228,525
Recruit Holdings Co. Ltd.	91,800	2,644,357
Renesas Electronics Corp.(b)	70,000	586,827
Resona Holdings, Inc.	126,600	463,288
Ricoh Co. Ltd.	39,800	291,424
Rohm Co. Ltd.	5,200	340,788
SBI Holdings, Inc.	12,550	225,211
SCSK Corp.	12,100	183,185
Secom Co. Ltd.	12,600	718,440
Seiko Epson Corp.(c)	14,900	203,451
Sekisui Chemical Co. Ltd.	21,100	258,136
Sekisui House Ltd.	39,700	657,523
Seven & i Holdings Co. Ltd.	45,000	1,807,652
SG Holdings Co. Ltd.	17,100	234,212
Sharp Corp.(c)	12,500	74,535
Shimadzu Corp.	15,000	393,544

Security	Shares	Value

Japan (continued)
Shimano, Inc.	4,900	$766,678
Shimizu Corp.(c)	31,400	153,516
Shin-Etsu Chemical Co. Ltd.	23,600	2,335,381
Shionogi & Co. Ltd.	15,500	748,559
Shiseido Co. Ltd.	25,800	904,218
Shizuoka Bank Ltd.(b)(c)	35,100	212,327
SMC Corp.	3,400	1,383,699
SoftBank Corp.(c)	171,700	1,714,584
SoftBank Group Corp.	72,100	2,443,547
Sompo Holdings, Inc.	18,700	748,212
Sony Group Corp.	77,200	4,972,793
Square Enix Holdings Co. Ltd.	5,100	219,816
Subaru Corp.	37,400	565,202
SUMCO Corp.	22,300	259,818
Sumitomo Chemical Co. Ltd.(c)	79,700	274,136
Sumitomo Corp.	71,500	883,338
Sumitomo Electric Industries Ltd.(c)	43,400	440,576
Sumitomo Metal Mining Co. Ltd.(c)	19,500	558,802
Sumitomo Mitsui Financial Group, Inc.	82,500	2,287,022
Sumitomo Mitsui Trust Holdings, Inc.(c)	20,200	574,482
Sumitomo Realty & Development Co. Ltd.	17,000	386,615
Suntory Beverage & Food Ltd.	9,900	352,333
Suzuki Motor Corp.	22,000	684,863
Sysmex Corp.	12,500	667,952
T&D Holdings, Inc.(c)	34,100	324,122
Taisei Corp.	10,500	291,203
Takeda Pharmaceutical Co. Ltd.	96,376	2,502,671
TDK Corp.	25,500	787,194
Terumo Corp.	38,600	1,085,054
TIS, Inc.	14,200	377,005
Tobu Railway Co. Ltd.	12,100	285,225
Toho Co. Ltd.	6,700	243,630
Tokio Marine Holdings, Inc.(c)	109,800	1,951,490
Tokyo Electric Power Co. Holdings, Inc.(b)	82,200	262,763
Tokyo Electron Ltd.	9,400	2,316,112
Tokyo Gas Co. Ltd.	28,700	484,486
Tokyu Corp.(c)	37,800	431,091
Toppan, Inc.	18,900	281,535
Toray Industries, Inc.	79,900	393,254
Toshiba Corp.	23,100	822,944
Tosoh Corp.	15,500	172,753
TOTO Ltd.	11,900	397,383
Toyota Industries Corp.(c)	8,300	396,497
Toyota Motor Corp.(c)	664,430	8,684,395
Toyota Tsusho Corp.	14,500	449,134
Trend Micro, Inc.	8,300	447,061
Unicharm Corp.	23,300	764,353
USS Co. Ltd.	12,100	186,874
Welcia Holdings Co. Ltd.	5,000	105,512
West Japan Railway Co.	13,100	500,736
Yakult Honsha Co. Ltd.	7,800	452,905
Yamaha Corp.	7,900	280,721
Yamaha Motor Co. Ltd.	16,500	309,143
Yamato Holdings Co. Ltd.	16,300	244,784
Yaskawa Electric Corp.	14,400	414,405
Yokogawa Electric Corp.(c)	20,700	326,111
Z Holdings Corp.	157,200	416,684
ZOZO, Inc.	5,200	104,092

		172,833,653

Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,767	132,145

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait — 0.3%
Agility Public Warehousing Co. KSC	126,865	$273,225
Boubyan Bank KSCP	68,241	168,428
Gulf Bank KSCP	120,566	116,643
Kuwait Finance House KSCP	305,330	828,127
Mabanee Co. KPSC	59,515	165,525
Mobile Telecommunications Co. KSCP	139,288	262,919
National Bank of Kuwait SAKP	428,957	1,351,449

		3,166,316

Luxembourg — 0.1%
ArcelorMittal SA	30,549	607,874
Aroundtown SA	59,732	130,795
Eurofins Scientific SE	7,379	438,049
Reinet Investments SCA	5,889	86,848
Tenaris SA	28,432	367,884

		1,631,450

Macau — 0.0%
Sands China Ltd.(b)	130,800	325,722

Malaysia — 0.4%
AMMB Holdings Bhd	68,900	57,674
Axiata Group Bhd	165,600	93,126
CIMB Group Holdings Bhd	381,600	420,752
Dialog Group Bhd	142,134	60,758
DiGi.Com Bhd(c)	144,300	104,859
Genting Bhd	119,100	114,611
Genting Malaysia Bhd	106,100	63,580
HAP Seng Consolidated Bhd	64,000	84,348
Hartalega Holdings Bhd(c)	88,200	31,452
Hong Leong Bank Bhd	38,840	171,430
Hong Leong Financial Group Bhd	7,000	27,769
IHH Healthcare Bhd	133,900	169,736
Inari Amertron Bhd	200,000	107,261
IOI Corp. Bhd	102,200	82,824
Kuala Lumpur Kepong Bhd	46,100	205,352
Malayan Banking Bhd	286,300	528,761
Malaysia Airports Holdings Bhd(b)	101,100	121,694
Maxis Bhd(c)	144,000	108,629
MISC Bhd	83,600	121,590
MR DIY Group M Bhd(d)	391,600	165,611
Nestle Malaysia Bhd	4,200	118,201
Petronas Chemicals Group Bhd	122,200	219,762
Petronas Dagangan Bhd	22,000	94,984
Petronas Gas Bhd	34,000	120,544
PPB Group Bhd	38,320	133,050
Press Metal Aluminium Holdings Bhd	283,300	245,340
Public Bank Bhd	793,400	722,085
QL Resources Bhd	80,400	86,347
RHB Bank Bhd	82,424	98,481
Sime Darby Bhd	159,000	73,123
Sime Darby Plantation Bhd	124,000	109,032
Telekom Malaysia Bhd	55,900	65,759
Tenaga Nasional Bhd	155,300	269,243
Top Glove Corp. Bhd(c)	348,400	46,708

		5,244,476

Mexico — 0.7%
Alfa SAB de CV, Class A	179,985	114,571
America Movil SAB de CV, Series L	1,668,978	1,378,143
Arca Continental SAB de CV	33,779	243,235
Cemex SAB de CV(b)	868,117	299,150
Coca-Cola Femsa SAB de CV	55,059	321,696
Fibra Uno Administracion SA de CV	143,017	147,210

Security	Shares	Value

Mexico (continued)
Fomento Economico Mexicano SAB de CV	127,057	$796,303
Gruma SAB de CV, Class B	9,959	95,389
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,794	237,544
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	210,748
Grupo Bimbo SAB de CV, Series A	89,258	314,538
Grupo Carso SAB de CV, Series A1	11,376	41,664
Grupo Financiero Banorte SAB de CV, Class O	167,411	1,074,982
Grupo Financiero Inbursa SAB de CV, Class O(b)	209,702	332,366
Grupo Mexico SAB de CV, Series B	186,053	629,307
Grupo Televisa SAB, Series CPO	120,983	130,958
Industrias Penoles SAB de CV	7,755	75,388
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	104,890
Operadora De Sites Mexicanos SAB de CV, Class A-1(c)	105,313	87,536
Orbia Advance Corp. SAB de CV	116,935	196,135
Promotora y Operadora de Infraestructura SAB de CV	14,276	97,227
Sitios Latinoamerica SAB de CV	83,448	37,250
Wal-Mart de Mexico SAB de CV	352,730	1,240,541

		8,206,771

Netherlands — 2.8%
ABN AMRO Bank NV(d)	27,646	247,718
Adyen NV(b)(d)	1,385	1,727,319
Aegon NV	100,140	398,056
Akzo Nobel NV	10,740	608,635
Argenx SE(b)	3,292	1,171,545
ASM International NV	2,769	619,999
ASML Holding NV	25,261	10,465,097
Euronext NV(d)	5,123	324,215
EXOR NV(b)	6,484	416,102
Heineken Holding NV	6,027	412,600
Heineken NV	17,518	1,529,866
IMCD NV	3,245	384,732
ING Groep NV	233,585	2,001,456
JDE Peet’s NV	6,653	194,521
Just Eat Takeaway.com NV(b)(d)	8,799	136,488
Koninklijke Ahold Delhaize NV	62,521	1,592,499
Koninklijke DSM NV	11,676	1,328,618
Koninklijke KPN NV	254,054	687,563
Koninklijke Philips NV	62,472	961,850
NEPI Rockcastle NV	22,422	99,845
NN Group NV	21,823	848,782
OCI NV	8,374	306,585
Prosus NV(c)	53,239	2,769,844
QIAGEN NV(b)	13,298	553,789
Randstad NV(c)	8,768	378,434
Stellantis NV	131,575	1,554,222
Universal Music Group NV(c)	45,726	856,450
Wolters Kluwer NV	17,166	1,671,515

		34,248,345

New Zealand — 0.1%
Auckland International Airport Ltd.(b)	65,721	263,431
Fisher & Paykel Healthcare Corp. Ltd.	34,414	356,697
Mercury NZ Ltd.	77,995	248,295
Meridian Energy Ltd.	71,629	192,202
Spark New Zealand Ltd.	124,489	348,289
Xero Ltd.(b)	8,049	372,480

		1,781,394

12

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.5%
Adevinta ASA(b)	30,284	$180,423
Aker BP ASA	18,893	542,315
DNB Bank ASA	56,128	890,642
Equinor ASA	58,400	1,925,957
Gjensidige Forsikring ASA	10,495	180,086
Kongsberg Gruppen ASA	6,071	184,240
Mowi ASA	36,941	469,872
Norsk Hydro ASA(c)	89,824	481,988
Orkla ASA	49,277	358,210
Salmar ASA	4,089	137,825
Telenor ASA	41,835	382,879
Yara International ASA	9,865	346,214

		6,080,651

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	37,253	250,713
Credicorp Ltd.	4,679	574,581
Southern Copper Corp.(c)	5,084	227,966

		1,053,260

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	64,448
ACEN Corp.	647,140	61,597
Ayala Corp.	13,480	140,847
Ayala Land, Inc.	546,400	212,136
Bank of the Philippine Islands	94,032	143,224
BDO Unibank, Inc.	93,622	177,376
Converge Information and Communications Technology Solutions, Inc.(b)	420,900	93,567
Globe Telecom, Inc.	905	31,257
GT Capital Holdings, Inc.	3,701	26,188
International Container Terminal Services, Inc.	71,720	191,268
JG Summit Holdings, Inc.	164,265	117,439
Jollibee Foods Corp.	45,180	176,268
Manila Electric Co.	11,960	53,559
Metro Pacific Investments Corp.	584,000	33,160
Metropolitan Bank & Trust Co.	96,987	79,991
Monde Nissin Corp.(d)	387,800	80,409
PLDT, Inc.	6,295	161,691
SM Investments Corp.	19,572	241,056
SM Prime Holdings, Inc.	754,150	386,467
Universal Robina Corp.	34,300	66,568

		2,538,516

Poland — 0.2%
Allegro.eu SA(b)(d)	20,056	86,278
Bank Polska Kasa Opieki SA	8,196	99,539
CD Projekt SA	3,685	73,793
Cyfrowy Polsat SA	41,521	133,526
Dino Polska SA(b)(d)	3,219	194,978
KGHM Polska Miedz SA	7,250	126,611
LPP SA	66	102,959
mBank SA(b)	1,117	44,796
Orange Polska SA	32,359	33,620
PGE Polska Grupa Energetyczna SA(b)	38,915	48,955
Polski Koncern Naftowy ORLEN SA	33,057	354,864
Polskie Gornictwo Naftowe i Gazownictwo SA(b)	93,796	91,892
Powszechna Kasa Oszczednosci Bank Polski SA	77,709	339,466
Powszechny Zaklad Ubezpieczen SA	32,696	151,697
Santander Bank Polska SA	1,611	63,527

		1,946,501

Security	Shares	Value

Portugal — 0.1%
EDP - Energias de Portugal SA	160,347	$695,908
Galp Energia SGPS SA	28,251	271,814
Jeronimo Martins SGPS SA	16,931	315,313

		1,283,035

Qatar — 0.4%
Barwa Real Estate Co.	109,970	102,386
Commercial Bank PSQC	197,122	376,218
Industries Qatar QSC	97,136	444,532
Masraf Al Rayan QSC	333,614	371,941
Mesaieed Petrochemical Holding Co.	245,102	155,486
Ooredoo QPSC	63,062	152,357
Qatar Electricity & Water Co. QSC	34,989	166,873
Qatar Fuel QSC	23,217	118,370
Qatar Gas Transport Co. Ltd.	132,108	146,907
Qatar International Islamic Bank QSC	39,371	116,243
Qatar Islamic Bank SAQ	112,710	754,206
Qatar National Bank QPSC	308,318	1,663,559

		4,569,078

Russia(e) — 0.0%
Alrosa PJSC(b)	189,683	32
Gazprom PJSC(b)	621,256	103
Inter RAO UES PJSC(b)	2,890,341	480
LUKOIL PJSC	21,213	4
Magnit PJSC	2,975	—
Magnit PJSC, GDR, Registered Shares(b)	2	—
MMC Norilsk Nickel PJSC	3,587	1
Mobile TeleSystems PJSC	50,446	8
Moscow Exchange MICEX-Rates PJSC(b)	63,850	11
Novatek PJSC	44,130	7
Novolipetsk Steel PJSC(b)	58,207	10
Ozon Holdings PLC, ADR(b)	2,417	—
PhosAgro PJSC	2,583	—
PhosAgro PJSC, GDR, Registered Shares	1	—
Polymetal International PLC	13,797	2
Polyus PJSC(b)	2,382	—
Rosneft Oil Co. PJSC	71,604	12
Sberbank of Russia PJSC(b)	588,148	98
Severstal PAO	10,830	2
Surgutneftegas PJSC	413,786	69
Tatneft PJSC	79,440	13
TCS Group Holding PLC, GDR, Registered Shares(b)	6,905	1
United Co. RUSAL International PJSC(b)	172,792	29
VK Co. Ltd., GDR, Registered Shares(b)(f)	5,177	1
VTB Bank PJSC(b)	186,510,000	31
X5 Retail Group NV, GDR, Registered Shares	9,876	2
Yandex NV, Class A(b)	16,115	3

		919

Saudi Arabia — 1.4%
ACWA Power Co.	6,847	304,935
Advanced Petrochemical Co.	7,524	88,961
Al Rajhi Bank(b)	129,760	2,777,927
Alinma Bank	64,687	618,774
Almarai Co. JSC	14,947	210,325
Arab National Bank	35,872	291,798
Bank AlBilad(b)	28,293	354,739
Bank Al-Jazira	25,089	149,253
Banque Saudi Fransi	38,664	427,121
Bupa Arabia for Cooperative Insurance Co.	3,161	140,828
Dar Al Arkan Real Estate Development Co.(b)	26,789	112,867

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	7,911	$435,522
Elm Co.	2,383	199,258
Emaar Economic City(b)	43,654	113,471
Etihad Etisalat Co.	14,520	136,837
Jarir Marketing Co.	4,478	197,863
Mobile Telecommunications Co. Saudi Arabia(b)	32,501	98,292
Mouwasat Medical Services Co.	2,638	138,288
National Industrialization Co.(b)	29,825	106,514
Rabigh Refining & Petrochemical Co.(b)	40,456	147,689
Riyad Bank	75,342	632,468
SABIC Agri-Nutrients Co.	12,807	531,997
Sahara International Petrochemical Co.	27,239	297,850
Saudi Arabian Mining Co.(b)	51,502	941,648
Saudi Arabian Oil Co.(d)	144,686	1,377,408
Saudi Basic Industries Corp.	53,809	1,259,231
Saudi British Bank	49,635	513,245
Saudi Electricity Co.	40,008	259,006
Saudi Industrial Investment Group	31,619	190,140
Saudi Investment Bank	42,308	191,030
Saudi Kayan Petrochemical Co.(b)	43,107	154,954
Saudi National Bank	131,187	2,188,917
Saudi Research & Media Group(b)	2,197	110,367
Saudi Tadawul Group Holding Co.	3,018	160,425
Saudi Telecom Co.	92,267	960,534
Savola Group	12,960	97,023
Yanbu National Petrochemical Co.	12,736	155,145

		17,072,650

Singapore — 1.0%
BOC Aviation Ltd.(d)	12,300	86,954
CapitaLand Integrated Commercial Trust	361,823	481,291
Capitaland Investment Ltd.	169,500	407,794
CapLand Ascendas REIT	180,451	331,598
City Developments Ltd.	21,400	112,781
DBS Group Holdings Ltd.(c)	108,284	2,504,973
Genting Singapore Ltd.	560,700	304,703
Grab Holdings Ltd., Class A(b)(c)	90,050	236,831
JOYY, Inc., ADR(c)	2,689	69,914
Keppel Corp. Ltd.	87,100	419,116
Mapletree Logistics Trust(c)	200,049	216,152
Mapletree Pan Asia Commercial Trust	114,900	136,794
Oversea-Chinese Banking Corp. Ltd.(c)	215,349	1,764,544
Sea Ltd., ADR(b)(c)	24,395	1,367,340
Singapore Airlines Ltd.(b)	71,999	254,466
Singapore Exchange Ltd.	42,100	276,192
Singapore Technologies Engineering Ltd.	93,300	231,799
Singapore Telecommunications Ltd.	639,900	1,180,768
United Overseas Bank Ltd.	69,300	1,255,201
UOL Group Ltd.	22,000	101,215
Venture Corp. Ltd.	23,000	261,348

		12,001,774

South Africa — 1.2%
Absa Group Ltd.	48,151	467,738
African Rainbow Minerals Ltd.(c)	7,134	96,376
Anglo American Platinum Ltd.	3,172	224,972
Anglo American PLC	75,972	2,281,122
AngloGold Ashanti Ltd.	29,334	400,727
Aspen Pharmacare Holdings Ltd.	38,925	287,681
Bid Corp. Ltd.	20,489	315,621
Bidvest Group Ltd.(c)	15,555	168,905
Capitec Bank Holdings Ltd.	5,049	432,570
Clicks Group Ltd.	17,239	271,881

Security	Shares	Value

South Africa (continued)
Discovery Ltd.(b)	25,999	$150,094
Exxaro Resources Ltd.(c)	14,243	158,183
FirstRand Ltd.	301,839	1,007,616
Foschini Group Ltd.	15,314	99,533
Gold Fields Ltd.(c)	66,054	532,762
Growthpoint Properties Ltd.	267,079	173,970
Harmony Gold Mining Co. Ltd.	48,026	113,200
Impala Platinum Holdings Ltd.	48,864	454,319
Kumba Iron Ore Ltd.	2,943	62,430
Mr Price Group Ltd.	10,819	103,074
MTN Group Ltd.	104,083	686,739
MultiChoice Group	18,030	115,193
Naspers Ltd., N Shares	14,253	1,767,708
Nedbank Group Ltd.(c)	34,652	382,397
Northam Platinum Holdings Ltd.(b)	18,042	156,327
Old Mutual Ltd.(c)	280,861	150,930
Pepkor Holdings Ltd.(d)	96,071	110,243
Remgro Ltd.	36,445	267,297
Sanlam Ltd.	134,038	379,132
Sasol Ltd.	32,572	509,481
Shoprite Holdings Ltd.(c)	30,051	358,770
Sibanye Stillwater Ltd.	196,087	450,122
Spar Group Ltd.	12,100	95,837
Standard Bank Group Ltd.	80,264	634,064
Vodacom Group Ltd.	34,946	234,805
Woolworths Holdings Ltd.	55,517	186,549

		14,288,368

South Korea — 2.9%
Alteogen, Inc.(b)	1,407	44,041
Amorepacific Corp.	1,902	134,108
Amorepacific Group	1,240	23,041
BGF retail Co. Ltd.	426	49,016
Celltrion Healthcare Co. Ltd.	4,593	215,214
Celltrion Pharm, Inc.(b)	745	32,975
Celltrion, Inc.	5,891	714,969
Cheil Worldwide, Inc.	4,081	64,331
CJ CheilJedang Corp.	487	138,940
CJ Corp.	848	40,887
CJ ENM Co. Ltd.	390	20,526
CJ Logistics Corp.(b)	414	25,971
Coway Co. Ltd.	4,594	171,799
DB Insurance Co. Ltd.	1,949	74,668
Doosan Bobcat, Inc.	2,907	57,205
Doosan Enerbility Co. Ltd.(b)	30,236	297,011
Ecopro BM Co. Ltd.	2,624	158,743
E-MART, Inc.	661	38,425
F&F Co. Ltd.	980	92,947
Green Cross Corp.	457	39,157
GS Engineering & Construction Corp.	4,354	67,896
GS Holdings Corp.	2,934	84,940
Hana Financial Group, Inc.	17,125	420,504
Hankook Tire & Technology Co. Ltd.	4,552	111,107
Hanmi Pharm Co. Ltd.	242	38,422
Hanon Systems	6,705	38,638
Hanwha Solutions Corp.(b)	7,333	238,865
HD Hyundai Co. Ltd.	2,110	79,093
HLB, Inc.(b)	6,786	200,758
HMM Co. Ltd.	17,458	222,905
Hotel Shilla Co. Ltd.	1,174	58,390
HYBE Co. Ltd.(b)	1,064	98,883
Hyundai Engineering & Construction Co. Ltd.	4,660	120,859
Hyundai Glovis Co. Ltd.	1,004	112,999

14

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Heavy Industries Co. Ltd.(b)	2,021	$160,621
Hyundai Mobis Co. Ltd.	3,675	485,113
Hyundai Motor Co.	8,426	1,028,297
Hyundai Steel Co.	3,455	67,112
Iljin Materials Co. Ltd.	1,243	43,456
Industrial Bank of Korea	10,461	69,179
Kakao Corp.	18,586	731,349
Kakao Games Corp.(b)	1,768	51,877
KakaoBank Corp.(b)	5,994	83,033
Kangwon Land, Inc.(b)	4,062	66,318
KB Financial Group, Inc.	23,421	707,279
Kia Corp.	15,753	784,058
Korea Aerospace Industries Ltd.	4,371	147,312
Korea Electric Power Corp.(b)	17,450	243,098
Korea Investment Holdings Co. Ltd.	5,086	167,116
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	2,539	128,167
Korea Zinc Co. Ltd.	695	287,359
Korean Air Lines Co. Ltd.(b)	8,579	130,909
Krafton, Inc.(b)	1,467	212,674
KT&G Corp.	6,333	382,387
Kumho Petrochemical Co. Ltd.	1,183	94,714
L&F Co. Ltd.(b)	1,254	152,491
LG Chem Ltd.	2,949	1,088,875
LG Corp.	5,548	284,583
LG Display Co. Ltd.	10,040	83,205
LG Electronics, Inc.	6,286	341,112
LG Energy Solution Ltd.(b)	1,330	392,161
LG H&H Co. Ltd.	788	345,395
LG Innotek Co. Ltd.	809	152,485
LG Uplus Corp.	19,172	143,364
Lotte Chemical Corp.	865	86,211
Lotte Shopping Co. Ltd.	260	15,594
Meritz Financial Group, Inc.	4,147	59,824
Meritz Fire & Marine Insurance Co. Ltd.	3,828	78,362
Meritz Securities Co. Ltd.	25,240	64,213
Mirae Asset Securities Co. Ltd.	9,107	37,700
NAVER Corp.	7,846	1,045,215
NCSoft Corp.	1,311	313,586
Netmarble Corp.(d)	1,410	49,988
NH Investment & Securities Co. Ltd.	5,312	33,159
Orion Corp.	907	64,864
Pan Ocean Co. Ltd.	24,785	77,244
Pearl Abyss Corp.(b)	1,729	55,658
POSCO Chemical Co. Ltd.	2,049	211,974
POSCO Holdings, Inc.	4,691	684,265
S-1 Corp., Series S-1	442	17,803
Samsung Biologics Co. Ltd.(b)(d)	1,414	791,515
Samsung C&T Corp.	7,051	505,260
Samsung Electro-Mechanics Co. Ltd.	3,088	238,253
Samsung Electronics Co. Ltd.	303,502	11,144,363
Samsung Engineering Co. Ltd.(b)	17,265	271,782
Samsung Fire & Marine Insurance Co. Ltd.	2,591	331,385
Samsung Heavy Industries Co. Ltd.(b)	32,333	119,126
Samsung Life Insurance Co. Ltd.	7,275	315,113
Samsung SDI Co. Ltd.	3,553	1,336,438
Samsung SDS Co. Ltd.	2,432	193,681
Samsung Securities Co. Ltd.	2,723	57,966
SD Biosensor, Inc.	2,813	51,857
Seegene, Inc.	1,744	32,347
Shinhan Financial Group Co. Ltd.	28,228	655,712
SK Biopharmaceuticals Co. Ltd.(b)	2,896	114,098

Security	Shares	Value

South Korea (continued)
SK Bioscience Co. Ltd.(b)	1,588	$87,904
SK Chemicals Co. Ltd.	215	13,532
SK Hynix, Inc.	32,644	1,867,243
SK IE Technology Co. Ltd.(b)(d)	2,047	73,944
SK Innovation Co. Ltd.(b)	3,947	391,138
SK Square Co. Ltd.(b)	4,142	103,357
SK, Inc.	2,218	294,489
SKC Co. Ltd.	1,153	66,607
S-Oil Corp.	2,657	150,298
Woori Financial Group, Inc.	41,683	309,337
Yuhan Corp.	3,065	115,587

		35,911,324

Spain — 1.5%
Acciona SA	1,476	259,416
ACS Actividades de Construccion y Servicios SA	14,152	317,986
Aena SME SA(b)(d)	5,041	523,153
Amadeus IT Group SA(b)	26,934	1,248,731
Banco Bilbao Vizcaya Argentaria SA	398,656	1,788,309
Banco Santander SA	1,073,125	2,497,053
CaixaBank SA	265,059	853,722
Cellnex Telecom SA(d)	36,318	1,120,286
EDP Renovaveis SA	14,549	299,275
Enagas SA	8,450	130,797
Endesa SA	16,595	249,249
Ferrovial SA	35,885	814,540
Grifols SA (b)	24,792	214,187
Iberdrola SA	368,634	3,437,211
Industria de Diseno Textil SA	70,303	1,450,817
Naturgy Energy Group SA	8,118	187,798
Red Electrica Corp. SA	20,753	318,467
Repsol SA	92,939	1,067,892
Siemens Gamesa Renewable Energy SA(b)	13,551	236,260
Telefonica SA	313,258	1,035,605

		18,050,754

Sweden — 1.9%
Alfa Laval AB	15,879	393,752
Assa Abloy AB, Class B	62,531	1,171,584
Atlas Copco AB, A Shares	166,859	1,550,847
Atlas Copco AB, B Shares	93,321	773,538
Boliden AB	15,247	471,070
Electrolux AB, Class B	12,552	130,458
Embracer Group AB(b)(c)	49,382	292,696
Epiroc AB, Class A	41,269	590,373
Epiroc AB, Class B	22,861	288,269
EQT AB	18,512	357,691
Essity AB, Class B	37,546	741,789
Evolution AB(d)	10,932	864,148
Fastighets AB Balder, B Shares(b)	48,678	194,307
Getinge AB, B Shares	12,629	215,970
H & M Hennes & Mauritz AB, B Shares(c)	45,837	423,768
Hexagon AB, B Shares	121,218	1,132,071
Holmen AB, B Shares	5,609	212,843
Husqvarna AB, B Shares	21,261	117,858
Industrivarden AB, A Shares	4,631	93,280
Industrivarden AB, C Shares	7,485	149,282
Indutrade AB	17,623	285,844
Investment AB Latour, B Shares	13,660	226,016
Investor AB, A Shares	29,300	448,980
Investor AB, B Shares	108,929	1,589,406
Kinnevik AB, Class B(b)	14,065	184,335
L E Lundbergforetagen AB, B Shares	3,350	120,937
Lifco AB, B Shares	13,222	183,429

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, B Shares	90,608	$808,243
Sagax AB, Class B	16,636	273,879
Sandvik AB	63,747	868,971
Securitas AB, B Shares	13,331	92,544
Skandinaviska Enskilda Banken AB, Class A	103,515	986,576
Skanska AB, B Shares	21,743	270,608
SKF AB, B Shares	18,679	250,235
Svenska Cellulosa AB SCA, Class B	44,372	563,013
Svenska Handelsbanken AB, A Shares	94,444	775,290
Swedbank AB, A Shares	64,364	844,826
Swedish Match AB	91,176	901,888
Swedish Orphan Biovitrum AB(b)	14,225	274,926
Tele2 AB, B Shares	27,458	236,951
Telefonaktiebolaget LM Ericsson, B Shares	201,623	1,178,577
Telia Co. AB	158,189	455,597
Volvo AB, A Shares	13,043	193,006
Volvo AB, B Shares	105,368	1,491,060
Volvo Car AB, Class B(b)	44,422	192,760

		23,863,491

Switzerland — 6.7%
ABB Ltd., Registered Shares	107,548	2,776,828
Adecco Group AG, Registered Shares	9,228	254,689
Alcon, Inc.	29,876	1,735,360
Bachem Holding AG(c)	1,470	92,452
Baloise Holding AG, Registered Shares	2,595	331,575
Barry Callebaut AG, Registered Shares	280	527,804
Chocoladefabriken Lindt & Spruengli AG	64	618,516
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	7	697,104
Cie Financiere Richemont SA, Class A, Registered Shares	31,209	2,945,987
Clariant AG, Registered Shares	14,711	234,989
Coca-Cola HBC AG, Class DI	15,096	315,429
Credit Suisse Group AG, Registered Shares	158,481	626,884
EMS-Chemie Holding AG, Registered Shares	390	246,189
Geberit AG, Registered Shares	2,701	1,158,157
Givaudan SA, Registered Shares	552	1,667,593
Holcim AG, Registered Shares	33,142	1,358,177
Julius Baer Group Ltd.	12,820	559,453
Kuehne & Nagel International AG, Registered Shares	3,216	654,880
Logitech International SA, Registered Shares	9,643	440,854
Lonza Group AG, Registered Shares	4,945	2,407,676
Nestle SA, Registered Shares	173,093	18,721,273
Novartis AG, Registered Shares	135,575	10,335,820
Partners Group Holding AG	1,648	1,326,284
Roche Holding AG	45,887	15,062,376
Schindler Holding AG	2,550	395,759
Schindler Holding AG, Registered Shares	1,401	211,093
SGS SA, Registered Shares	394	843,059
SIG Group AG	20,650	419,279
Sika AG, Registered Shares	8,732	1,755,059
Sonova Holding AG, Registered Shares	3,156	694,512
STMicroelectronics NV	42,917	1,333,742
Straumann Holding AG, Registered Shares	6,356	581,321
Swatch Group AG	1,960	440,213
Swatch Group AG, Registered Shares	3,146	131,795
Swiss Life Holding AG, Registered Shares	2,332	1,030,304
Swiss Prime Site AG, Registered Shares	4,610	367,221
Swiss Re AG	18,033	1,330,006
Swisscom AG, Registered Shares	1,944	910,260
Temenos AG, Registered Shares	3,799	256,117

Security	Shares	Value

Switzerland (continued)
UBS Group AG, Registered Shares	229,312	$3,326,850
VAT Group AG(d)	1,410	286,130
Zurich Insurance Group AG	9,296	3,705,856

		83,114,925

Taiwan — 3.9%
Accton Technology Corp.	27,000	230,296
Acer, Inc.	179,504	123,587
Advantech Co. Ltd.	26,157	240,945
ASE Technology Holding Co. Ltd.	183,343	455,809
Asia Cement Corp.	138,233	171,151
ASMedia Technology, Inc.	2,000	41,386
Asustek Computer, Inc.	55,220	404,923
AUO Corp.	489,000	223,786
Catcher Technology Co. Ltd.	45,000	243,680
Cathay Financial Holding Co. Ltd.	528,488	662,372
Chailease Holding Co. Ltd.	92,101	526,091
Chang Hwa Commercial Bank Ltd.	287,358	154,800
Cheng Shin Rubber Industry Co. Ltd.	90,436	101,335
China Airlines Ltd.	228,000	140,198
China Development Financial Holding Corp.	910,191	342,277
China Steel Corp.	818,638	686,287
Chunghwa Telecom Co. Ltd.	231,000	826,780
Compal Electronics, Inc.	192,000	130,922
CTBC Financial Holding Co. Ltd.	1,049,601	652,959
Delta Electronics, Inc.	126,000	1,000,833
E Ink Holdings, Inc.	58,000	382,912
E.Sun Financial Holding Co. Ltd.	766,639	620,313
Eclat Textile Co. Ltd.	12,303	151,054
eMemory Technology, Inc.	4,000	141,585
Eva Airways Corp.	170,000	150,290
Evergreen Marine Corp. Taiwan Ltd.	58,055	264,697
Far Eastern New Century Corp.	207,607	210,782
Far EasTone Telecommunications Co. Ltd.	77,000	175,201
Feng TAY Enterprise Co. Ltd.	21,318	105,446
First Financial Holding Co. Ltd.	661,716	540,191
Formosa Chemicals & Fibre Corp.	218,360	473,630
Formosa Petrochemical Corp.	112,000	291,100
Formosa Plastics Corp.	243,040	661,547
Fubon Financial Holding Co. Ltd.	421,675	659,422
Giant Manufacturing Co. Ltd.	21,000	135,196
Globalwafers Co. Ltd.	12,000	136,877
Hon Hai Precision Industry Co. Ltd.	798,800	2,557,851
Hotai Motor Co. Ltd.	18,000	322,677
Hua Nan Financial Holdings Co. Ltd.	517,220	360,843
Innolux Corp.	624,494	203,422
Inventec Corp.	130,470	93,792
Largan Precision Co. Ltd.	8,000	419,367
Lite-On Technology Corp.	167,816	336,583
MediaTek, Inc.	91,255	1,574,733
Mega Financial Holding Co. Ltd.	666,062	651,667
Micro-Star International Co. Ltd.	37,000	124,547
momo.com, Inc.	9,400	156,868
Nan Ya Plastics Corp.	284,790	597,606
Nan Ya Printed Circuit Board Corp.	12,000	70,535
Nanya Technology Corp.	50,000	76,623
Nien Made Enterprise Co. Ltd.	9,000	71,050
Novatek Microelectronics Corp.	31,000	212,168
Parade Technologies Ltd.	4,000	73,502
Pegatron Corp.	110,000	201,895
Pou Chen Corp.	92,000	82,236
Powerchip Semiconductor Manufacturing Corp.	231,000	206,445
President Chain Store Corp.	40,000	354,914

16

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Quanta Computer, Inc.	155,000	$375,205
Realtek Semiconductor Corp.	23,240	196,194
Ruentex Development Co. Ltd.	72,206	116,066
Shanghai Commercial & Savings Bank Ltd.	280,512	433,049
Shin Kong Financial Holding Co. Ltd.	784,499	201,923
SinoPac Financial Holdings Co. Ltd.	553,218	300,172
Synnex Technology International Corp.	54,500	90,282
Taishin Financial Holding Co. Ltd.	762,980	328,006
Taiwan Cement Corp.	358,240	381,530
Taiwan Cooperative Financial Holding Co. Ltd.	585,966	482,445
Taiwan High Speed Rail Corp.	140,000	125,390
Taiwan Mobile Co. Ltd.	102,800	309,396
Taiwan Semiconductor Manufacturing Co. Ltd.	1,543,000	20,453,068
Unimicron Technology Corp.	74,000	270,892
Uni-President Enterprises Corp.	353,950	748,531
United Microelectronics Corp.	873,000	976,972
Vanguard International Semiconductor Corp.	63,000	127,632
Voltronic Power Technology Corp.	3,000	131,942
Walsin Lihwa Corp.	185,100	233,789
Wan Hai Lines Ltd.	39,215	81,804
Win Semiconductors Corp.	16,000	61,480
Winbond Electronics Corp.	163,000	100,649
Wiwynn Corp.	6,000	151,621
WPG Holdings Ltd.	102,448	149,622
Yageo Corp.	28,783	242,957
Yang Ming Marine Transport Corp.	110,000	211,333
Yuanta Financial Holding Co. Ltd.	583,546	357,868
Zhen Ding Technology Holding Ltd.	37,710	125,038

		48,974,840

Thailand — 0.6%
Advanced Info Service PCL, NVDR	61,700	318,228
Airports of Thailand PCL, NVDR(b)	253,500	485,553
Asset World Corp. PCL, NVDR	606,100	92,839
B Grimm Power PCL, NVDR	88,000	78,344
Bangkok Commercial Asset Management PCL, NVDR	123,200	52,567
Bangkok Dusit Medical Services PCL, NVDR	617,600	481,464
Bangkok Expressway & Metro PCL, NVDR(c)	553,100	134,549
Berli Jucker PCL, NVDR	120,700	104,178
BTS Group Holdings PCL, NVDR(c)	513,400	112,553
Bumrungrad Hospital PCL, NVDR	53,900	323,178
Central Pattana PCL, NVDR	102,400	176,131
Central Retail Corp. PCL, NVDR	103,400	107,640
Charoen Pokphand Foods PCL, NVDR	204,000	135,160
CP ALL PCL, NVDR	384,600	571,106
Delta Electronics Thailand PCL, NVDR	25,900	446,304
Electricity Generating PCL, NVDR	23,800	103,878
Energy Absolute PCL, NVDR(c)	98,300	229,093
Global Power Synergy PCL, NVDR	42,200	70,964
Gulf Energy Development PCL, NVDR	134,700	186,655
Home Product Center PCL, NVDR	339,932	121,034
Indorama Ventures PCL, NVDR	97,000	99,528
Intouch Holdings PCL, NVDR	118,600	227,858
JMT Network Services PCL, NVDR	90,700	163,264
Kasikornbank PCL, NVDR	67,300	255,730
Krung Thai Bank PCL, NVDR	285,275	125,868
Krungthai Card PCL, NVDR	24,000	36,402
Land & Houses PCL, NVDR	601,300	141,276
Minor International PCL, NVDR(b)	146,680	102,488
Muangthai Capital PCL, NVDR	57,700	54,891
Osotspa PCL, NVDR	81,600	58,782

Security	Shares	Value

Thailand (continued)
PTT Exploration & Production PCL, NVDR	76,522	$326,306
PTT Global Chemical PCL, NVDR	115,068	125,922
PTT Oil & Retail Business PCL, NVDR	127,800	87,056
PTT PCL, NVDR	597,700	537,494
Ratch Group PCL, NVDR	65,000	70,476
SCB X PCL, NVDR	41,800	114,538
Siam Cement PCL, NVDR	44,900	387,360
Srisawad Corp. PCL, NVDR	53,800	60,779
Thai Oil PCL, NVDR	51,600	69,942
Thai Union Group PCL, NVDR	228,000	112,767
True Corp. PCL, NVDR	783,140	104,493

		7,594,638

Turkey — 0.1%
Akbank TAS	148,211	90,495
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,630	70,403
BIM Birlesik Magazalar A/S	17,408	108,927
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	51,754	80,700
Ford Otomotiv Sanayi A/S	2,700	47,564
KOC Holding A/S	33,456	81,434
Turk Hava Yollari AO(b)	33,173	125,957
Turkcell Iletisim Hizmetleri A/S	65,116	69,199
Turkiye Is Bankasi A/S, Class C	228,364	91,966
Turkiye Petrol Rafinerileri A/S(b)	5,999	93,364
Turkiye Sise ve Cam Fabrikalari A/S	74,161	101,954

		961,963

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	137,952	338,374
Abu Dhabi Islamic Bank PJSC	109,255	268,855
Abu Dhabi National Oil Co. for Distribution PJSC	289,366	349,778
Aldar Properties PJSC	213,853	244,125
Dubai Islamic Bank PJSC	174,226	282,654
Emaar Properties PJSC	261,759	410,733
Emirates NBD Bank PJSC	121,454	424,688
Emirates Telecommunications Group Co. PJSC	207,983	1,321,941
First Abu Dhabi Bank PJSC	266,165	1,291,024

		4,932,172

United Kingdom — 8.6%
3i Group PLC	64,907	779,366
Abrdn PLC	126,751	193,892
Admiral Group PLC	11,740	249,400
Ashtead Group PLC	29,271	1,314,555
Associated British Foods PLC	32,718	457,156
AstraZeneca PLC	95,719	10,522,334
Auto Trader Group PLC(d)	58,215	330,141
AVEVA Group PLC	6,894	237,858
Aviva PLC	204,863	878,625
BAE Systems PLC	208,232	1,829,614
Barclays PLC	1,001,050	1,592,806
Barratt Developments PLC	64,968	245,541
Berkeley Group Holdings PLC	6,612	241,572
BP PLC, ADR	1,180,480	5,640,789
British American Tobacco PLC	137,898	4,944,682
British Land Co. PLC	52,247	202,371
BT Group PLC	419,494	563,926
Bunzl PLC	19,428	593,583
Burberry Group PLC	21,147	422,422
CNH Industrial NV	73,306	820,459
Coca-Cola Europacific Partners PLC	13,332	568,210
Compass Group PLC	112,662	2,243,371
Croda International PLC	8,990	642,102

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DCC PLC	6,340	$329,253
Diageo PLC	143,776	6,052,034
Ferguson PLC	12,820	1,329,809
GSK PLC	251,977	3,639,228
Haleon PLC(b)	297,617	927,960
Halma PLC	28,695	645,418
Hargreaves Lansdown PLC	26,614	254,883
HSBC Holdings PLC	1,267,466	6,562,760
Imperial Brands PLC	61,718	1,269,098
Informa PLC	90,797	518,986
InterContinental Hotels Group PLC	10,437	502,665
Intertek Group PLC	9,200	377,467
J Sainsbury PLC	105,979	205,237
JD Sports Fashion PLC	144,085	158,735
Johnson Matthey PLC	9,631	194,442
Kingfisher PLC	152,772	371,880
Land Securities Group PLC	44,431	256,734
Legal & General Group PLC	388,423	927,158
Lloyds Banking Group PLC	4,163,558	1,881,875
London Stock Exchange Group PLC	19,704	1,663,981
M&G PLC	139,877	257,670
Melrose Industries PLC	266,627	298,133
Mondi PLC	29,030	445,971
National Grid PLC	218,021	2,244,330
NatWest Group PLC	310,658	773,762
Next PLC	7,413	393,451
Ocado Group PLC(b)	41,160	213,599
Pearson PLC	45,043	430,142
Persimmon PLC	23,234	317,755
Phoenix Group Holdings PLC	43,508	253,384
Prudential PLC	164,374	1,608,832
Reckitt Benckiser Group PLC	42,752	2,833,664
RELX PLC	120,073	2,934,073
Rentokil Initial PLC	105,610	559,783
Rolls-Royce Holdings PLC(b)	478,219	366,244
Sage Group PLC	60,904	469,362
Schroders PLC	44,664	191,980
Segro PLC	80,345	670,387
Severn Trent PLC	16,765	438,264
Shell PLC	463,786	11,505,571
Smith & Nephew PLC	58,129	670,970
Smiths Group PLC	21,997	366,404
Spirax-Sarco Engineering PLC	5,069	582,697
SSE PLC	71,730	1,211,232
St. James’s Place PLC	31,563	359,445
Standard Chartered PLC	175,453	1,097,380
Taylor Wimpey PLC	211,225	205,678
Tesco PLC	451,326	1,035,826
Unilever PLC	155,457	6,830,757
United Utilities Group PLC	38,207	377,262
Vodafone Group PLC	1,702,472	1,905,406
Whitbread PLC	11,605	294,169
WPP PLC	65,628	541,771

		106,269,732

United States — 0.0%
Bausch Health Cos., Inc.(b)	17,238	119,051

Security	Shares	Value

United States (continued)
Brookfield Renewable Corp., Class A	7,825	$255,707
Legend Biotech Corp., ADR(b)(c)	2,709	110,527

		485,285

Total Common Stocks — 97.2% (Cost: $1,179,489,653)		1,205,903,923

Preferred Securities

Preferred Stocks — 1.0%

Brazil — 0.5%
Banco Bradesco SA, Preference Shares	317,856	1,169,050
Braskem SA, Preference Shares, Class A	15,181	73,846
Centrais Eletricas Brasileiras SA, Preference B Shares	9,466	79,229
Cia Energetica de Minas Gerais, Preference Shares	139,744	278,745
Gerdau SA, Preference Shares	65,035	294,652
Itau Unibanco Holding SA, Preference Shares	316,441	1,646,043
Itausa SA, Preference Shares	371,377	669,867
Petroleo Brasileiro SA, Preference Shares	313,906	1,734,111

		5,945,543

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA Class B	8,398	781,582

Colombia — 0.0%
Bancolombia SA, Preference Shares	52,052	316,376

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	3,552	230,661
Henkel AG & Co. KGaA, Preference Shares	11,206	665,491
Porsche Automobil Holding SE, Preference Shares	9,969	561,684
Sartorius AG, Preference Shares	1,455	503,291
Volkswagen AG, Preference Shares	11,096	1,355,842

		3,316,969

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares(e)	376,618	62

South Korea — 0.2%
Hyundai Motor Co., Preference Shares	5,001	291,667
LG Chem Ltd., Preference Shares	1,304	227,104
LG H&H Co. Ltd., Preference Shares	199	45,592
Samsung Electronics Co. Ltd., Preference Shares	49,198	1,598,093

		2,162,456

Total Preferred Securities — 1.0% (Cost: $12,464,905)		12,522,988

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 10/31/22, Strike Price BRL 0.00)	147	300

Philippines — 0.0%
Globe Telecom, Inc., (Expires 10/14/22, Strike Price PHP 1,680.00)	68	406

18

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 0.0%
Securitas AB, (Expires 10/18/22, Strike Price SEK 46.00)(b)(c)	53,324	$22,247

Total Rights — 0.0% (Cost: $22,802)		22,953

Total Long-Term Investments — 98.2% (Cost: $1,191,977,360)		1,218,449,864

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(g)(h)(i)	99,800,720	99,830,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(g)(h)	19,365,917	19,365,917

Total Short-Term Securities — 9.6% (Cost: $119,182,537)		119,196,577

Total Investments — 107.8% (Cost: $1,311,159,897)		1,337,646,441

Liabilities in Excess of Other Assets — (7.8)%		(97,228,117)

Net Assets — 100.0%		$1,240,418,324

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$39,400,656	$60,399,941	(a)	$—		$13,532	$16,531	$99,830,660	99,800,720	$213,111	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,644,820	—		(5,278,903	)(a)	—	—	19,365,917	19,365,917	115,729		—

						$13,532	$16,531	$119,196,577		$328,840		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index Mini	33	12/15/22	$1,333	$(59,949)
MSCI EAFE Index	171	12/16/22	14,198	(797,060)
MSCI Emerging Markets Index.	79	12/16/22	3,442	(215,225)

				$(1,072,234)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$66,804,369	$—	$66,804,369
Austria	—	1,305,429	—	1,305,429
Belgium	—	6,270,018	—	6,270,018
Brazil	15,251,520	—	—	15,251,520
Canada	100,508,642	—	—	100,508,642
Chile	1,051,543	594,676	—	1,646,219
China	11,089,274	100,157,929	59,894	111,307,097
Colombia	352,512	—	—	352,512
Czech Republic	414,845	95,041	—	509,886
Denmark	—	19,998,829	—	19,998,829
Egypt	—	129,685	—	129,685
Finland	—	9,821,467	—	9,821,467
France	—	82,511,913	—	82,511,913
Germany	—	53,305,808	—	53,305,808
Greece	—	878,739	2	878,741
Hong Kong	226,662	24,323,281	—	24,549,943
Hungary	—	635,761	—	635,761
India	2,580,703	52,440,696	—	55,021,399
Indonesia	124,595	7,819,991	—	7,944,586
Ireland	398,029	6,762,525	—	7,160,554
Isle of Man	—	403,841	—	403,841
Israel	2,075,335	4,330,050	—	6,405,385
Italy	—	14,616,171	—	14,616,171
Japan	—	172,833,653	—	172,833,653
Jordan	—	132,145	—	132,145
Kuwait	168,428	2,997,888	—	3,166,316
Luxembourg	86,848	1,544,602	—	1,631,450
Macau	—	325,722	—	325,722
Malaysia	432,582	4,811,894	—	5,244,476
Mexico	8,206,771	—	—	8,206,771
Netherlands	—	34,248,345	—	34,248,345
New Zealand	—	1,781,394	—	1,781,394
Norway	—	6,080,651	—	6,080,651
Peru	1,053,260	—	—	1,053,260

20

Schedule of Investments (unaudited) (continued) September 30, 2022	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Philippines	$—	$2,538,516	$—	$2,538,516
Poland	—	1,946,501	—	1,946,501
Portugal	—	1,283,035	—	1,283,035
Qatar	166,873	4,402,205	—	4,569,078
Russia	—	—	919	919
Saudi Arabia	—	17,072,650	—	17,072,650
Singapore	1,674,085	10,327,689	—	12,001,774
South Africa	2,154,047	12,134,321	—	14,288,368
South Korea	—	35,911,324	—	35,911,324
Spain	—	18,050,754	—	18,050,754
Sweden	—	23,863,491	—	23,863,491
Switzerland	—	83,114,925	—	83,114,925
Taiwan	—	48,974,840	—	48,974,840
Thailand	—	7,594,638	—	7,594,638
Turkey	301,376	660,587	—	961,963
United Arab Emirates	—	4,932,172	—	4,932,172
United Kingdom	1,496,170	104,773,562	—	106,269,732
United States	485,285	—	—	485,285
Preferred Securities
Preferred Stocks
South Korea	—	2,162,456	—	2,162,456
Brazil	5,945,543	—	—	5,945,543
Chile	—	781,582	—	781,582
Colombia	316,376	—	—	316,376
Russia	—	—	62	62
Germany	—	3,316,969	—	3,316,969
Rights
Brazil	300	—	—	300
Philippines	—	406	—	406
Sweden	22,247	—	—	22,247
Short-Term Securities
Money Market Funds	119,196,577	—	—	119,196,577

	$275,780,428	$1,061,805,136	$60,877	$1,337,646,441

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,072,234)	$—	$—	$(1,072,234)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

CVA	Certificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SRF	State Revolving Fund

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21